DEFINED ASSET FUNDSSM
--------------------------------------------------------------------------------


MUNICIPAL INVESTMENT          This Defined Fund consists of fixed portfolios of
TRUST FUND                    long-term bonds issued by a single state and its
MULTISTATE                    local governments and authorities or by certain
SERIES--208                   U.S. territories or possessions. Each Trust is
(UNIT INVESTMENT              formed to provide interest income which in the
TRUSTS)                       opinion of bond counsel is, with certain
------------------------------exceptions, exempt from Federal income taxes and
/ / DESIGNED FOR              from certain state and local taxes of the State
      TAX-FREE INCOME         for which the Trust is named but may be subject to
/ / DEFINED PORTFOLIOS OF     other state and local taxes. There is no assurance
      MUNICIPAL BONDS         that this objective will be met because it is
/ / MONTHLY INCOME            subject to the continuing ability of issuers of
FLORIDA INSURED TRUST         the bonds to meet their principal and interest
MISSOURI TRUST                requirements. Furthermore, the market value of the
NEW JERSEY INSURED TRUST      bonds, and therefore the value of the Units, will
NEW YORK TRUST                fluctuate with changes in interest rates and other
OHIO INSURED TRUST            factors. Certain Trusts may be insured. This
                              insurance guarantees the timely payment of principal and interest on but does not guarantee the market value of the bonds or the value of the Units.
                              Minimum Purchase: One Unit



                               -------------------------------------------------
                               THESE SECURITIES HAVE NOT BEEN APPROVED OR
                               DISAPPROVED BY THE SECURITIES AND EXCHANGE
                               COMMISSION OR ANY STATE SECURITIES COMMISSION NOR
                               HAS THE COMMISSION OR ANY STATE SECURITIES
                               COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY
                               OF THIS DOCUMENT. ANY REPRESENTATION TO THE
                               CONTRARY IS A CRIMINAL OFFENSE.
                               -------------------------------------------------
SPONSORS:                      PART A OF THIS PROSPECTUS MAY NOT BE DISTRIBUTED
Merrill Lynch,                 UNLESS ACCOMPANIED BY MUNICIPAL INVESTMENT TRUST
Pierce, Fenner & Smith         FUND PROSPECTUS PART B.
Incorporated                   INVESTORS SHOULD READ BOTH PARTS OF THIS
Smith Barney Inc.              PROSPECTUS CAREFULLY AND RETAIN THEM FOR FUTURE
Prudential Securities          REFERENCE.
Incorporated                   INQUIRIES SHOULD BE DIRECTED TO THE TRUSTEE AT
Dean Witter Reynolds Inc.      1-800-323-1508.
PaineWebber Incorporated       PROSPECTUS PART A DATED AUGUST 15, 1997.

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Def ined Asset FundsSM
Defined Asset Funds are America's oldest and largest family of unit investment trusts, with over $115 billion sponsored over the last 25 years. Each Defined Asset Fund is a portfolio of preselected securities. Each portfolio is divided into 'units' representing equal shares of the underlying assets. Each unit receives an equal share of income and principal distributions.

Defined Asset Funds offer several defined 'distinctives'. You know in advance what you are investing in and that changes in the portfolio are limited - a defined portfolio. Most defined bond funds pay interest monthly - defined income. The portfolio offers a convenient and simple way to invest - simplicity defined.

Your financial professional can help you select a Defined Asset Fund to meet your personal investment objectives. Our size and market presence enable us to offer a wide variety of investments. The Defined Asset Funds family offers:

  o Municipal portfolios
o Corporate portfolios
o Government portfolios
o Equity portfolios
o International portfolios

The terms of Defined Funds are as short as one year or as long as 30 years. Special defined funds are available including: insured funds, double and triple tax-free funds and funds with 'laddered maturities' to help protect against changing interest rates. Defined Asset Funds are offered by prospectus only.
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Defined Multistate Series
----------------------------------------------------------------

Our defined portfolios of municipal bonds offer you a simple and convenient way to earn tax-free monthly income. And by purchasing Defined Asset Funds, you not only receive professional selection but also gain the advantage of reduced risk by investing in bonds of several different issuers.

INVESTMENT OBJECTIVE

To provide interest income exempt from regular federal income taxes through investment in a fixed portfolio consisting primarily of municipal bonds issued by or on behalf of a single state and its local governments and authorities. Units may also be exempt from certain state and local taxes for residents of the State.

DIVERSIFICATION

Each Portfolio contains a number of different bond issues. Spreading your investment among different issuers reduces your risk, but does not eliminate it, especially since each Portfolio contains bonds of only one State. Because of maturities, sales or other dispositions of bonds, the size, composition and return of the Portfolio will change over time. The information in this prospectus is as of May 31, 1997, the evaluation date.
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Defining Your Portfolio
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PROFESSIONAL SELECTION AND SUPERVISION

Each Portfolio contains a variety of bonds selected by experienced buyers. The Fund is not actively managed; however, it is regularly reviewed and a bond can be sold if retaining it is considered detrimental to investors' interests.

MONTHLY FEDERALLY TAX-FREE INTEREST INCOME

Each Portfolio pays monthly income, even though the bonds generally pay interest semi-annually.

INSURANCE

The bonds included in certain Trusts may be insured. This insurance guarantees the timely payment of principal and interest on the bonds, but does not guarantee the value of the bonds or the units. Insurance may not cover accelerated payments of principal or any increase in interest payments or premiums payable on mandatory redemptions, including if interest on a bond is determined to be taxable. (See Bonds Backed by Letters of Credit or Insurance in Part B).

BOND CALL FEATURES

It is possible that during periods of falling interest rates, a bond with a coupon higher than current market rates will be prepaid or 'called', at the option of the bond issuer, before its expected maturity. When bonds are initially callable, the price is usually at a premium to par which then declines to par over time. Bonds may also be subject to a mandatory sinking fund or have extraordinary redemption provisions. For example, if the bond's proceeds are not able to be used as intended the bond may be redeemed. This redemption and the sinking fund are often at par.

CALL PROTECTION

Although many bonds are subject to optional refunding or call provisions, we selected bonds with call protection. This call protection means that any bond in a Portfolio generally cannot be called for a number of years after the initial date of deposit (which was June 12, 1996) and thereafter at a declining premium over par.

TAX INFORMATION

Based on the opinion of bond counsel, income from the bonds held by this Fund is generally 100% exempt under existing laws from regular federal income tax and certain state and local personal income taxes for residents of a particular State. Any gain on a disposition of the underlying bonds or units will be subject to tax.

Under the recently enacted Taxpayer Relief Act of 1997, an investor who is an individual and has held his pro rata portions of Bonds for more than eighteen months may be entitled to a 20% maximum federal tax rate for gains from the sale of these Bonds or corresponding Units. (See Defining Your Investment--Termination Date.) Investors should consult their tax advisers in this regard.
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Defining Your Investment
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PUBLIC OFFERING PRICE

The Public Offering Price as of the evaluation date, is based on the aggregate bid side value of the underlying bonds in the Portfolio, divided by the number of units outstanding, plus a sales charge. The Public Offering Price on any subsequent date will vary. An amount equal to principal cash, if any, as well as net accrued but undistributed interest on the unit is added to the Public Offering Price. The underlying bonds are evaluated by an independent evaluator at 3:30 p.m. Eastern time on every business day.

REINVESTMENT OPTION

You can elect to automatically reinvest your distributions into a separate portfolio of federally tax-exempt bonds. Most or all of the bonds in that portfolio, however, will not be insured or exempt from state and local taxes. Reinvesting helps to compound your income free of federal income taxes.

PRINCIPAL DISTRIBUTIONS

Principal from sales, redemptions and maturities of bonds in each Trust will be distributed to investors periodically when the amount to be distributed is more than $5.00 per unit.

REDEEMING OR SELLING YOUR INVESTMENT

You may redeem or sell your units at any time. Your price is based on the then current net asset value of the Portfolio (based on the lower bid side evaluation of the bonds, as determined by an independent evaluator), plus principal cash, if any, as well as accrued interest. There is no fee for redeeming or selling your units.
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Defining Your Risks
----------------------------------------------------------------

RISK FACTORS

Unit price fluctuates and could be adversely affected by increasing interest rates as well as the financial condition of the issuers of the bonds and any insurance companies backing certain of the bonds. Because of the possible maturity, sale or other disposition of securities, the size, composition and return of the portfolio may change at any time. Because of the sales charges, returns of principal and fluctuations in unit price, among other reasons, the sale price will generally be less than the cost of your units. Unit prices could also be adversely affected if a limited trading market exists in any security to be sold. There is no guarantee that the Fund will achieve its investment objective.

In addition, each Portfolio has fewer bond issues than a national fund, and is concentrated in bonds of issuers located in only one State. There may be additional risk from decreased diversification as well as from factors particular to that State.

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                         Defined Florida Insured Trust
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PORTFOLIO DIVERSIFICATION

The Portfolio contains 7 Florida bonds.

TYPES OF BONDS

The Portfolio consists of municipal bonds of the following types:


                                                   APPROXIMATE
                                                    PORTFOLIO
                                                   PERCENTAGE
/ / General Obligation                                 8%
/ / Lease Rental Appropriation                         16%
/ / Municipal Water/Sewer Utilities                    49%
/ / Solid Waste Disposal                               11%
/ / Special Tax                                        16%


INSURANCE

The approximate percentage of the aggregate face amount of the Portfolio insured by each insurance company is:


AMBAC Indemnity Corporation                             60%
Financial Guaranty Insurance Company                    32%
MBIA Insurance Corporation                              8%


RISK FACTORS

The Portfolio is concentrated in Municipal Water/Sewer Utility bonds and is therefore dependent to a significant degree on revenues generated from those particular activities. (See Risk Factors in Part B.) The Portfolio is also concentrated in bonds of Florida issuers and is subject to additional risk from decreased diversification as well as from factors that may be particular to Florida, which are briefly described on the following page.

PREMIUM AND DISCOUNT ISSUES

On the evaluation date, 8% of the bonds were valued at a premium over par and 92% at a a discount from par (see Risk Factors in Part B).

TERMINATION DATE

The Portfolio will generally terminate no later than the maturity date of the last maturing bond listed in the Portfolio. The Portfolio may be terminated if the value is less than 40% of the face amount of bonds deposited. On the evaluation date the value of the Portfolio was 86% of the face amount of bonds deposited.

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Defining Your Income
----------------------------------------------------------------

WHAT YOU MAY EXPECT

(PAYABLE ON THE 25TH DAY OF THE MONTH TO HOLDERS OF RECORD ON THE 10TH DAY OF THE MONTH):


Regular Monthly Income per unit:                         $    4.32
Annual Income per unit:                                  $   51.87


These figures are estimates determined as of the evaluation date and actual payments may vary.
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Defining Your Costs
----------------------------------------------------------------

PUBLIC OFFERING PRICE PER UNIT                     $1,023.14

The Public Offering Price as of May 31, 1997, the evaluation date, is based on the aggregate bid side value of the bonds ($3,027,264), divided by the number of units outstanding (3,131), plus a sales charge of 5.50% of the Public Offering Price (5.820% of the value of the underlying bonds). An amount equal to principal cash, if any, as well as net accrued but undistributed interest on the unit is added to the Public Offering Price.

The per unit bid side redemption and secondary market repurchase price as of the evaluation date was $966.87 ($56.27 less than the Public Offering Price).

SALES CHARGE

Although the Trust is a unit investment trust rather than a mutual fund, the following information is presented to permit a comparison of fees and an understanding of the direct or indirect costs and expenses that you pay.


                                                          As a %
                                                    of Secondary
                                                   Market Public
                                                   Offering Price
                                                   -----------------
Maximum Sales Charges                                       5.50%


The Trust (and therefore the investors) bear all or a portion of its organizational costs--including costs of preparing registration statements, the trust indenture and other closing documents, registering units with the SEC and the states and the initial audit of the Portfolio--as is common for mutual funds.

ESTIMATED ANNUAL FUND OPERATING EXPENSES


                                                       Per Unit
                                                   --------------
Trustee's Fee                                        $     0.68
Portfolio Supervision and Bookkeeping Fees           $     0.44
Evaluator's Fee                                      $     0.42
Organizational Expenses                              $     0.20
Other Operating Expenses                             $     0.96
                                                   --------------
TOTAL                                                $     2.70

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                            Florida Taxes and Risks
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FLORIDA RISK FACTORS

     The financial condition of the State of Florida is affected by various national, economic, social and environmental policies and conditions. Additionally, limitations placed by the State's Constitution on the State and its local governments covering income taxes, ad valorem taxes, bond indebtedness and other matters, as well as various statutory limitations, may constrain the revenue-generating capacity of the State and its local governments and, therefore, the ability of the issuers of the Bonds to satisfy their obligations.

     The economic vitality of the State and its various regions and, therefore, the ability of the State and its local governments to satisfy the Bonds, are affected by numerous factors. South Florida is susceptible to international trade and currency imbalances and to economic problems in Central and South America due to its geographical location and its involvement with foreign trade, tourism and investment capital. The central and northern portions of the State, on the other hand, could be impacted by problems in the agricultural sector, including crop failures, severe weather conditions or other agriculture-related problems, particularly with regard to the citrus and sugar industries. The State's economy also has historically been somewhat dependent on the tourism and construction industries and is sensitive to trends in those sectors.

     General obligation bonds of the State are currently rated Aa by Moody's Investors Service and AA by Standard & Poor's.

FLORIDA TAXES

       In the opinion of Greenberg Traurig Hoffman Lipoff Rosen & Quentel, P.A., Miami, Florida, special counsel on Florida tax matters, under existing Florida law:

       1. The Fund will not be subject to income, franchise or other taxes of a similar nature imposed by the State of Florida or its subdivisions, agencies or instrumentalities.

       2. Because Florida does not impose a personal income tax, non-corporate investors in Units of the Fund will not be subject to any Florida income taxes with respect to (i) amounts received by the Fund on the Bonds it holds; (ii) amounts which are distributed by the Fund to non-corporate investors in Units of the Fund or (iii) any gain realized on the sale or redemption of Bonds by the Fund or of a Unit of the Fund by a non-corporate investor. However, corporations as defined in Chapter 220, Florida Statutes
     (1995), (including limited liability companies) which are otherwise subject to Florida income taxation will be subject to tax on their respective share of any income and gain realized by the Fund and on any gain realized by a corporate investor on the sale or redemption of Units of the Fund by the corporate investor.

       3. The Units will be subject to Florida estate taxes only if held by Florida residents, or if held by non-residents deemed to have business sites in Florida. The Florida estate tax is limited to the amount of the credit for state death taxes provided for in Section 2011 of the Internal Revenue Code, as amended.

       4. Bonds issued by the State of Florida or its political subdivisions are exempt from Florida intangible personal property taxation under Chapter 199, Florida Statutes (1995), as amended. Bonds issued by the Government of Puerto Rico or by the Government of Guam, or by their authority, are exempt by Federal statute from taxes such as the Florida intangible personal property tax. Thus, the Fund will not be subject to Florida intangible personal property tax on any Bonds in the Fund issued by the State of Florida or its political subdivisions, by the Government of Puerto Rico or by its authority or by the Government of Guam or by its authority. In addition, the Units of the Fund will not be subject to the Florida intangible personal property tax if the Fund invests solely in such Florida, Puerto Rico or Guam debt obligations.

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                             Defined Missouri Trust
--------------------------------------------------------------------------------


PORTFOLIO DIVERSIFICATION

The Portfolio contains 6 Missouri bonds and 1 Puerto Rico bond.

TYPES OF BONDS

The Portfolio consists of municipal bonds of the following types:


                                                   APPROXIMATE
                                                    PORTFOLIO
                                                   PERCENTAGE
/ / Airports/Ports/Highways                            8%
/ / Lease Rental Appropriation                         31%
/ / Miscellaneous                                      15%
/ / Municipal Water/Sewer Utilities                    31%
/ / State/Local Municipal Electric
  Utilities                                            15%


INSURANCE

Approximately 46% of the bonds included in the Portfolio are insured.

RISK FACTORS

The Portfolio is concentrated in Lease Rental Appropriation bonds and Municipal Water/Sewer Utility bonds and is therefore dependent to a significant degree on revenues generated from those particular activities. (See Risk Factors in Part B.) The Portfolio is also concentrated in bonds of Missouri issuers and is subject to additional risk from decreased diversification as well as from factors that may be particular to Missouri, which are briefly described on the following page.

In addition, 15% of the bonds are currently unrated (see Bond Portfolio Selection in Part B).

PREMIUM AND DISCOUNT ISSUES

On the evaluation date, 31% of the bonds were valued at a premium over par and 69% at a discount from par (see Risk Factors in Part B).

TERMINATION DATE

The Portfolio will generally terminate no later than the maturity date of the last maturing bond listed in the Portfolio. The Portfolio may be terminated if the value is less than 40% of the face amount of bonds deposited. On the evaluation date the value of the Portfolio was 97% of the face amount of bonds deposited.

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Defining Your Income
----------------------------------------------------------------

WHAT YOU MAY EXPECT

(PAYABLE ON THE 25TH DAY OF THE MONTH TO HOLDERS OF RECORD ON THE 10TH DAY OF THE MONTH):


Regular Monthly Income per unit:                         $    4.42
Annual Income per unit:                                  $   53.04


These figures are estimates determined as of the evaluation date and actual payments may vary.
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Defining Your Costs
----------------------------------------------------------------

PUBLIC OFFERING PRICE PER UNIT                     $1,023.15

The Public Offering Price as of May 31, 1997, the evaluation date, is based on the aggregate bid side value of the bonds ($3,172,330), divided by the number of units outstanding (3,281), plus a sales charge of 5.50% of the Public Offering Price (5.820% of the value of the underlying bonds). An amount equal to principal cash, if any, as well as net accrued but undistributed interest on the unit is added to the Public Offering Price.

The per unit bid side redemption and secondary market repurchase price as of the evaluation date was $966.88 ($56.27 less than the Public Offering Price).

SALES CHARGE

Although the Trust is a unit investment trust rather than a mutual fund, the following information is presented to permit a comparison of fees and an understanding of the direct or indirect costs and expenses that you pay.


                                                          As a %
                                                    of Secondary
                                                   Market Public
                                                   Offering Price
                                                   -----------------
Maximum Sales Charges                                       5.50%


The Trust (and therefore the investors) bear all or a portion of its organizational costs--including costs of preparing registration statements, the trust indenture and other closing documents, registering units with the SEC and the states and the initial audit of the Portfolio--as is common for mutual funds.

ESTIMATED ANNUAL FUND OPERATING EXPENSES


                                                      Per Unit
                                                  ---------------
Trustee's Fee                                        $    0.69
Portfolio Supervision and Bookkeeping Fees           $    0.45
Evaluator's Fee                                      $    0.40
Organizational Expenses                              $    0.20
Other Operating Expenses                             $    0.83
                                                  ---------------
TOTAL                                                $    2.57

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                            Missouri Taxes and Risks
--------------------------------------------------------------------------------

MISSOURI RISK FACTORS

     The Constitution of Missouri limits the amount of taxes which may be imposed by the State as well as the amount of taxes, licenses and fees which may be imposed by local governmental units (such as cities, counties, school districts, fire protection districts and other similar bodies) in any fiscal year without voter approval. Thus, in the case of debt obligations of the State, unless the particular indebtedness is payable from taxes imposed for the payment of principal and interest on bonds approved by the voters, taxes which may be necessary to pay such obligations may not be increased beyond the revenue limit imposed by the Constitution. Similarly, in the case of debt obligations of local Missouri governmental units, unless the issuance of such indebtedness and the levy of taxes or imposition of licenses or fees necessary to pay the same are approved by the required majority of voters, new taxes, licenses or fees may not be imposed nor existing taxes, licenses or fees increased in order to pay such indebtedness without voter approval.

     Court ordered state funding of desegregation costs in St. Louis and Kansas City continue as a significant drain on state revenues and in fiscal 1996 accounted for close to 5% of total state General Revenue Fund spending.

     Defense related business plays an important role in Missouri's economy and in 1995 St. Louis based McDonnell Douglas Corporation ('MDC'), the largest employer in the State, was reported to have received the second largest dollar volume of defense contracts in the United States. Recent changes in the levels of military appropriations and cancellation of weapons programs have resulted in a 30% decrease in MDC's Missouri workforce over the last four years. In the event further reductions in the level of military appropriations are enacted by the United States Congress, Missouri, and particularly the St. Louis area, could be disproportionately affected. On August 1, 1997, McDonnell Douglas Corporation became a wholly-owned subsidiary of The Boeing Company. It is impossible to determine what effect, if any, the acquisition of McDonnell Douglas Corporation by The Boeing Company will have on the operations conducted by McDonnell Douglas Corporation. However, any shift or loss of production operations now conducted in Missouri would have a negative impact on the economy of the state and particularly on the economy of the St. Louis metropolitan area.

     Missouri's general obligation bonds are rated Aaa by Moody's and AAA by Standard & Poor's.

MISSOURI TAXES

     In the opinion of Bryan Cave LLP, St. Louis, Missouri, special counsel on Missouri tax matters, under existing Missouri law:

     For Missouri income tax purposes under Chapter 143 of the Missouri Revised Statutes, the Missouri Trust will be treated as having the same organizational characteristics as it is accorded for Federal income tax purposes. In reliance upon the opinion of Davis Polk & Wardwell, New York, New York, counsel to the Sponsors, the Missouri Trust is not an association taxable as a corporation under Missouri law, with the result that the income of the Missouri Trust will be deemed to be income of the Holders of the Units, and that each Holder of Units in the Missouri Trust will be treated as the owner of a proportionate, undivided interest in the Missouri Trust, and the income of the Missouri Trust will be treated as the income of such Holders.

     Income, gains and losses from the Missouri Trust will be required to be reported as Missouri gross, adjusted gross, distributable or taxable income, gains or losses of individual, trust or corporate Holders of Units (and partners in partnerships which are Holders of Units) only when, and to the extent that such income (i) is included in Federal gross, adjusted gross or taxable income;
(ii) is interest on certain governmental obligations excluded from Federal gross income by

Section103 of the Internal Revenue Code of 1986, as amended, and is not interest on obligations of the State of Missouri or any of its political subdivisions or authorities or obligations issued by the Government of Puerto Rico or by its authority or by the Government of Guam or by its authority; or (iii) is not interest on obligations of the United States and its territories and possessions or of any authority, commission or instrumentality of the United States and its territories and possessions to the extent exempt from Missouri income taxes under the laws of the United States. Non-resident individual, trust or corporate Holders of Units (including non-resident partners in partnerships or non-resident beneficiaries of trusts which are Holders of Units) are not taxed on the income, gains and losses from the Missouri Trust to the extent that such income is not from sources within Missouri.

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                        Defined New Jersey Insured Trust
--------------------------------------------------------------------------------


PORTFOLIO DIVERSIFICATION

The Portfolio contains 7 New Jersey bonds.

TYPES OF BONDS

The Portfolio consists of municipal bonds of the following types:


                                                   APPROXIMATE
                                                    PORTFOLIO
                                                   PERCENTAGE
/ / Airports/Ports/Highways                            8%
/ / Housing                                            15%
/ / Industrial Development Revenue                     15%
/ / Lease Rental Appropriation                         31%
/ / Universities/Colleges                              31%


INSURANCE

The approximate percentage of the aggregate face amount of the Portfolio insured by each insurance company is:


AMBAC Indemnity Corporation                             46%
Financial Guaranty Insurance Company                    8%
MBIA Insurance Corporation                              46%


RISK FACTORS

The Portfolio is concentrated in Lease Rental Appropriation bonds and University/College bonds and is therefore dependent to a significant degree on revenues generated from those particular activities. (See Risk Factors in Part B.) The Portfolio is also concentrated in bonds of New Jersey issuers and is subject to additional risk from decreased diversification as well as from factors that may be particular to New Jersey, which are briefly described on the following page.

PREMIUM AND DISCOUNT ISSUES
On the evaluation date, 62% of the bonds were valued at a premium over par and 38% at a discount from par (see Risk Factors in Part B).

TERMINATION DATE

The Portfolio will generally terminate no later than the maturity date of the last maturing bond listed in the Portfolio. The Portfolio may be terminated if the value is less than 40% of the face amount of bonds deposited. On the evaluation date the value of the Portfolio was 100% of the face amount of bonds deposited.

----------------------------------------------------------------
Defining Your Income
----------------------------------------------------------------

WHAT YOU MAY EXPECT

(PAYABLE ON THE 25TH DAY OF THE MONTH TO HOLDERS OF RECORD ON THE 10TH DAY OF THE MONTH):


Regular Monthly Income per unit:                         $    4.56
Annual Income per unit:                                  $   54.78


These figures are estimates determined as of the evaluation date and actual payments may vary.
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Defining Your Costs
----------------------------------------------------------------

PUBLIC OFFERING PRICE PER UNIT                     $1,054.19

The Public Offering Price as of May 31, 1997, the evaluation date, is based on the aggregate bid side value of the bonds ($3,269,570), divided by the number of units outstanding (3,282), plus a sales charge of 5.50% of the Public Offering Price (5.820% of the value of the underlying bonds). An amount equal to principal cash, if any, as well as net accrued but undistributed interest on the unit is added to the Public Offering Price.

The per unit bid side redemption and secondary market repurchase price as of the evaluation date was $996.21 ($57.98 less than the Public Offering Price).

SALES CHARGE

Although the Trust is a unit investment trust rather than a mutual fund, the following information is presented to permit a comparison of fees and an understanding of the direct or indirect costs and expenses that you pay.


                                                          As a %
                                                    of Secondary
                                                   Market Public
                                                   Offering Price
                                                   -----------------
Maximum Sales Charges                                       5.50%


The Trust (and therefore the investors) bear all or a portion of its organizational costs--including costs of preparing registration statements, the trust indenture and other closing documents, registering units with the SEC and the states and the initial audit of the Portfolio--as is common for mutual funds.

ESTIMATED ANNUAL FUND OPERATING EXPENSES


                                                      Per Unit
                                                  ---------------
Trustee's Fee                                        $    0.69
Portfolio Supervision and Bookkeeping Fees           $    0.45
Evaluator's Fee                                      $    0.40
Organizational Expenses                              $    0.20
Other Operating Expenses                             $    0.83
                                                  ---------------
TOTAL                                                $    2.57

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                           New Jersey Taxes and Risks
--------------------------------------------------------------------------------

NEW JERSEY RISK FACTORS

     New Jersey and certain of its public authorities have in recent years experienced financial difficulties and pressures to a significant degree. Employment in manufacturing, wholesale and retail trade and construction have been in decline although gains have been recorded in the services, government, financial/insurance/real estate and tranportation/communication/public utilities sectors. The economic recovery in New Jersey is likely to be slow and uneven because some sectors, like commercial and industrial construction, suffer from excess capacity, and even in rebounding sectors, employers are expected to be cautious about hiring.

     State appropriations of funds are distributed among a diverse group of public recipients. In fiscal 1996, the largest state aid appropriation is provided for local elementary and secondary education programs, followed by appropriations for operation of the state government (including the State Legislature, Judiciary and Executive Office) and other programs including, among others, correctional facilities and the State Police, higher education and environmental protection. The effect on these appropriations and other State funding requirements cannot yet be evaluated. By a bill signed into law on July 4, 1995, New Jersey personal income tax rates have been reduced so that coupled with the prior rate reductions, beginning with tax year 1996, personal income tax rates will be, depending on taxpayers' level of income and filing status, 30%, 15%, or 9% lower than 1993 rates.

     The primary method for State financing of capital projects is through the sale of the general obligation bonds of the State. These bonds are backed by the full faith and credit of the State. Tax revenues and certain other fees are pledged to meet the principal and interest payments required to pay the debt fully. With certain exceptions, no general obligation debt can be issued by the State without prior voter approval.

     General obligation bonds of New Jersey are currently rated Aa1 by Moody's and AA+ by Standard & Poor's.

NEW JERSEY TAXES

     In the opinion of Shanley & Fisher, P.C., Morristown, New Jersey, special counsel on New Jersey tax matters, under existing New Jersey law:

     1. The proposed activities of the Fund will not cause it to be subject to the New Jersey Corporation Business Tax Act.

     2. The income of the Fund will be treated as the income of individuals, estates and trusts who are the investors in the Fund for purposes of the New Jersey Gross Income Tax Act, and interest which is exempt from tax under the New Jersey Gross Income Tax Act when received by the Fund will retain its status as tax exempt in the hands of such investors. Gains arising from the sale or redemption by an investor of his Units or from the sale or redemption by the Fund of any Bond are exempt from taxation under the New Jersey Gross Income Tax Act, as enacted and construed on the date hereof, to the extent such gains are attributable to Bonds the interest on which is exempt from tax under the New Jersey Gross Income Tax Act.

     3. Units of the Fund may be subject, in the estates of New Jersey residents, to taxation under the Transfer Inheritance Tax Law of the State of New Jersey.

--------------------------------------------------------------------------------
                             Defined New York Trust
--------------------------------------------------------------------------------


PORTFOLIO DIVERSIFICATION

The Portfolio contains 7 New York bonds.

TYPES OF BONDS

The Portfolio consists of municipal bonds of the following types:


                                                   APPROXIMATE
                                                    PORTFOLIO
                                                   PERCENTAGE
/ /Hospitals/Nursing Homes/Mental
       Health Facilities                               29%
/ / Lease Rental Appropriation                         43%
/ / Municipal Water/Sewer Utilities                    14%
/ / Special Tax Issues                                 14%


INSURANCE

Approximately 29% of the bonds included in the Portfolio are insured.

RISK FACTORS

The Portfolio is concentrated in Lease Rental Appropriation bonds and Hospital/Nursing Home/Mental Health Facility bonds and is therefore dependent to a significant degree on revenues generated from those particular activities. (See Risk Factors in Part B.) The Portfolio is also concentrated in bonds of New York issuers and is subject to additional risk from decreased diversification as well as from factors that may be particular to New York, which are briefly described on the following page.

PREMIUM AND DISCOUNT ISSUES

On the evaluation date, 43% of the bonds were valued at a premium over par and 57% at a discount from par (see Risk Factors in Part B).
TERMINATION DATE

The Portfolio will generally terminate no later than the maturity date of the last maturing bond listed in the Portfolio. The Portfolio may be terminated if the value is less than 40% of the face amount of bonds deposited. On the evaluation date the value of the Portfolio was 97% of the face amount of bonds deposited.

----------------------------------------------------------------
Defining Your Income
----------------------------------------------------------------

WHAT YOU MAY EXPECT

(PAYABLE ON THE 25TH DAY OF THE MONTH TO HOLDERS OF RECORD ON THE 10TH DAY OF THE MONTH):


Regular Monthly Income per unit:                         $    4.52
Annual Income per unit:                                  $   54.24


These figures are estimates determined as of the evaluation date and actual payments may vary.
----------------------------------------------------------------
Defining Your Costs
----------------------------------------------------------------

PUBLIC OFFERING PRICE PER UNIT                     $1,019.84

The Public Offering Price as of May 31, 1997, the evaluation date, is based on the aggregate bid side value of the bonds ($3,405,895), divided by the number of units outstanding (3,534), plus a sales charge of 5.50% of the Public Offering Price (5.820% of the value of the underlying bonds). An amount equal to principal cash, if any, as well as net accrued but undistributed interest on the unit is added to the Public Offering Price.

The per unit bid side redemption and secondary market repurchase price as of the evaluation date was $963.75 ($56.09 less than the Public Offering Price).

SALES CHARGE

Although the Trust is a unit investment trust rather than a mutual fund, the following information is presented to permit a comparison of fees and an understanding of the direct or indirect costs and expenses that you pay.


                                                          As a %
                                                    of Secondary
                                                   Market Public
                                                   Offering Price
                                                   -----------------
Maximum Sales Charges                                       5.50%


The Trust (and therefore the investors) bear all or a portion of its organizational costs--including costs of preparing registration statements, the trust indenture and other closing documents, registering units with the SEC and the states and the initial audit of the Portfolio--as is common for mutual funds.

ESTIMATED ANNUAL FUND OPERATING EXPENSES


                                                      Per Unit
                                                  ---------------
Trustee's Fee                                        $    0.69
Portfolio Supervision and Bookkeeping Fees           $    0.45
Evaluator's Fee                                      $    0.37
Organizational Expenses                              $    0.20
Other Operating Expenses                             $    0.78
                                                  ---------------
TOTAL                                                $    2.49

--------------------------------------------------------------------------------
                            New York Taxes and Risks
--------------------------------------------------------------------------------

NEW YORK RISK FACTORS

     The State of New York and several of its public authorities and municipalities including, in particular, New York City, continue to face financial difficulties. For many years, the State accumulated deficits by extraordinary borrowing, which have been paid off by the issuance of long-term bonds under legislation limiting future borrowing for deficits. The State's accumulated deficit is about $2.9 billion. For the 1996 fiscal year (ended March
31), to address a $5 billion projected budget gap, the State budget included nearly $1 billion of non-recurring measures; a $445 million surplus was realized. To address a $3.9 billion projected gap, the fiscal 1997 budget (adopted more than three months after the beginning of the fiscal year) included $1.3 billion of non-recurring measures. The State realized a surplus (due primarily to higher-than expected revenue and reduced social services spending). The State Comptroller projected gaps of over $3 billion for each of the current and next fiscal years; the Governor estimated gaps of $2.3 billion and $1.6 billion, respectively. The State has not adopted a budget for the current year, but has adopted interim funding measures while negotiations continue. State general obligation debt is rated A-by Standard & Poor's and A2 by Moody's; at December 31, 1996, approximately $4.8 billion face amount was outstanding. 18 State authorities had an aggregate of $73.5 billion of debt outstanding at September 30, 1995, of which approximately $25.7 billion was State supported. Total State-related debt at December 31, 1996 was approximately $31.9 billion.

     New York City finished its 1996 fiscal year with a small surplus, after adopting measures to eliminate a projected $3.1 billion budget gap. The City budget to close a projected $2.6 billion budget gap for the fiscal year ended June 30, 1997, realized a surplus. The City has adopted a budget to close a $1.6 billion gap for the 1998 fiscal year. Budget revisions rely heavily on questionable assumptions and non-recurring measures ($1.2 billion, $435 million and $1.9 billion, respectively, in the 1996-98 fiscal years), and spending is projected to continue to increase faster than revenue, leaving City-projected future budget gaps of $2.0 billion, $2.9 billion and $2.7 billion, respectively for the 1999 through 2001 fiscal years; fiscal monitors have higher estimates. The City's unemployment rate was 9.7% in April 1997. Because the City was expected to reach the constitutional limit on debt issuance this year, the State in 1997 authorized creation of the Transitional Finance Authority to sell over several years up to $7.5 billion of additional bonds, backed by City personal income tax revenues, to fund capital projects. Despite this, if no further action is taken, the City estimates it will reach its debt limit by June 2000. Debt service is expected to consume 20% of projected tax revenues by next year. The State Court of Appeals in March upheld a lower court decision preventing a proposed sale of the City's Water System, which could have provided nearly $1 billion of surplus funds. The City also faces imminent cutoff of Federal funds for over 200,000 illegal immigrants under welfare reform legislation adopted last year. New York City bonds are rated BBB+ by Standard & Poor's and Baa1 by Moody's. At March 31, 1997, approximately $26.0 billion of New York City bonds (excluding City debt held by The Municipal Assistance Corporation for the City of New York (MAC)), $3.8 billion of MAC bonds and $1.2 billion of public benefit corporation debt were outstanding. Other localities in the State had an aggregate of approximately $17.7 billion of indebtedness outstanding in 1994, of which $83 million was to finance budget deficits.

     For decades, the State's economy has grown more slowly than that of the rest of the nation as a whole. This low growth rate has been attributed, in part, to the combined State and New York City tax burden which is among the highest in the U.S. Because their tax structures are particularly sensitive to economic cycles, both the State and New York City are prone to substantial budget gaps during periods of economic weakness. Each has suffered a decline in population and in manufacturing jobs over many years, and has become particularly dependent on the financial services industry. Unemployment rates, especially in New York City, have been above the national average for several years.

     Both the State and New York City suffer from long-term structural imbalances between revenues and expenditures, which historically have been narrowed through extensive use of non-recurring measures such as bond refinancings, depletion of reserves, sales of assets, cost-cuts and layoffs. Except for property taxes, changes in New York City revenue measures require State approval. The City is also particularly subject to unanticipated increases in labor costs, resulting primarily from expiring union contracts and overtime expense. Both the State and New York City also face substantial replacement costs for infrastructure (such as roads, bridges and other public facilities) which has suffered from reduced maintenance expenditures during various economic declines.

     Various municipalities and State and local authorities in New York (particularly, the Metropolitan Transportation Authority) are dependent to varying degrees on State and federal aid, and could be adversely affected by the State's and federal government's actions to balance their budgets. The State's dependence on federal aid and sensitivity to economic cycles, as well as high levels of taxes and unemployment, may continue to make it difficult to balance State and local budgets in the future.

NEW YORK TAXES

        In the opinion of bond counsel delivered on the date of issuance of the Bonds, interest on the Bonds will be exempt from New York State and City personal income taxes except where such interest is subject to federal income taxes (see Taxes).

        In the opinion of Davis Polk & Wardwell, special counsel for the Sponsors, under existing New York law:

        The Trust is not an association taxable as a corporation, and income received by the Trust will be treated as the income of the investors in the same manner as for federal income tax purposes. Accordingly, each investor will be considered to have received the interest on his pro rata portion of each Bond when interest on the Bond is received by the Trust. A noncorporate investor in Units of the Trust who is a New York State (and City) resident will be subject to New York State (and City) personal income taxes on any gain recognized from the disposition of his interest in any Bond. A noncorporate investor who is not a New York State resident will not be subject to New York State or City personal income taxes on any such gain unless such Units are attributable to a business, trade, profession or occupation carried on in New York. A New York State (and City) resident should determine his tax basis for his pro rata portion of each Bond for New York State (and City) income tax purposes in the same manner as for federal income tax purposes. Interest income on, as well as any gain recognized on the disposition of, an investor's pro rata portion of the Bonds is generally not excludable from income in computing the New York State corporate franchise tax or the New York City corporation tax.

--------------------------------------------------------------------------------
                           Defined Ohio Insured Trust
--------------------------------------------------------------------------------


PORTFOLIO DIVERSIFICATION

The Portfolio contains 7 Ohio bonds.

TYPES OF BONDS

The Portfolio consists of municipal bonds of the following types:


                                                   APPROXIMATE
                                                    PORTFOLIO
                                                   PERCENTAGE
/ / Airports/Ports/Highways                            15%
/ / General Obligation                                 15%
/ /Hospitals/Nursing Homes/Mental
      Health Facilities                                15%
/ / Industrial Development Revenue                     25%
/ / Municipal Water/Sewer Utilities                    15%
/ / Universities/Colleges                              15%


INSURANCE

The approximate percentage of the aggregate face amount of the Portfolio insured by each insurance company is:


AMBAC Indemnity Corporation                             23%
Financial Guaranty Insurance Company                    15%
MBIA Insurance Corporation                              62%


RISK FACTORS

The Portfolio is concentrated in Industrial Development Revenue bonds and is therefore dependent to a significant degree on revenues generated from those particular activities. (See Risk Factors in Part B.) The Portfolio is also concentrated in bonds of Ohio issuers and is subject to additional risk from decreased diversification as well as from factors that may be particular to Ohio, which are briefly described on the following page.

PREMIUM AND DISCOUNT ISSUES

On the evaluation date, 62% of the bonds were valued at a premium over par and 38% at a discount from par (see Risk Factors in Part B).

TERMINATION DATE

The Portfolio will generally terminate no later than the maturity date of the last maturing bond listed in the Portfolio. The Portfolio may be terminated if the value is less than 40% of the face amount of bonds deposited. On the evaluation date the value of the Portfolio was 100% of the face amount of bonds deposited.

----------------------------------------------------------------
Defining Your Income
----------------------------------------------------------------

WHAT YOU MAY EXPECT

(PAYABLE ON THE 25TH DAY OF THE MONTH TO HOLDERS OF RECORD ON THE 10TH DAY OF THE MONTH):


Regular Monthly Income per unit:                         $    4.57
Annual Income per unit:                                  $   54.88


These figures are estimates determined as of the evaluation date and actual payments may vary.
----------------------------------------------------------------
Defining Your Costs
----------------------------------------------------------------

PUBLIC OFFERING PRICE PER UNIT                     $1,055.30

The Public Offering Price as of May 31, 1997, the evaluation date, is based on the aggregate bid side value of the bonds ($3,272,993), divided by the number of units outstanding (3,282), plus a sales charge of 5.50% of the Public Offering Price (5.820% of the value of the underlying bonds). An amount equal to principal cash, if any, as well as net accrued but undistributed interest on the unit is added to the Public Offering Price.

The per unit bid side redemption and secondary market repurchase price as of the evaluation date was $997.26 ($58.04 less than the Public Offering Price).

SALES CHARGE

Although the Trust is a unit investment trust rather than a mutual fund, the following information is presented to permit a comparison of fees and an understanding of the direct or indirect costs and expenses that you pay.


                                                          As a %
                                                    of Secondary
                                                   Market Public
                                                   Offering Price
                                                   -----------------
Maximum Sales Charges                                       5.50%


The Trust (and therefore the investors) bear all or a portion of its organizational costs--including costs of preparing registration statements, the trust indenture and other closing documents, registering units with the SEC and the states and the initial audit of the Portfolio--as is common for mutual funds.

ESTIMATED ANNUAL FUND OPERATING EXPENSES


                                                      Per Unit
                                                  ---------------
Trustee's Fee                                        $    0.69
Portfolio Supervision and Bookkeeping Fees           $    0.45
Evaluator's Fee                                      $    0.40
Organizational Expenses                              $    0.20
Other Operating Expenses                             $    0.83
                                                  ---------------
TOTAL                                                $    2.57

--------------------------------------------------------------------------------
                              Ohio Taxes and Risks
--------------------------------------------------------------------------------

OHIO RISK FACTORS

     Economic activity in Ohio, as in many other industrially developed states, tends to be more cyclical than in some other states and in the nation as a whole. Although manufacturing (including auto-related manufacturing) remains an important part of Ohio's economy, the greatest growth in employment in Ohio in recent years, consistent with national trends, has been in the non-manufacturing area. Agriculture and the related agriculture sectors, however, remain a very important segment of the economy in Ohio.

     The general revenue fund ('GRF') appropriations act for the 1994-1995 biennium provided for total GRF biennial expenditures of approximately $30.7 billion. The GRF balance was approximately $928 million at the end of the 1994-95 biennium. The GRF appropriations act for the current biennium provides for total GRF biennial expenditures of approximately $33.5 billion.

     Because GRF cash receipts and disbursements do not precisely coincide, temporary GRF cash flow deficiencies often occur in some months of a fiscal year. Statutory provisions provide for effective management of these temporary cash flow deficiencies by permitting adjustment of payment schedules and the use of the total operating fund.

     At various times, Ohio voters have authorized the incurrence of State debt to which taxes or excises are pledged for payment.

     The Ohio Supreme Court concluded, in a decision released March 24, 1997, that major aspects of the State's system of school funding are unconstitutional. The Court ordered the State to provide for and fund sufficiently a system complying with the Ohio Constitution, staying its order for a year to permit time for responsive corrective actions by the Ohio General Assembly. In response to a State motion for reconsideration and clarification of its opinion, the Court, on April 25, 1997, indicated that property taxes may still play a role in, but can no longer be the primary means of, school funding. The Court also confirmed that contractual repayment provisions of certain debt obligations issued for school funding will remain valid until the stay terminates.

     Various Ohio municipalities have experienced fiscal difficulties and the State established an act in 1979 to identify and assist cities and villages experiencing defined 'fiscal emergencies'.

     General obligation bonds of the State of Ohio are currently rated Aa1 by Moody's and AA+ by Standard & Poor's, except that highway bonds of the State of Ohio are currently rated AAA by Standard & Poor's. The general obligation bonds and highway bonds are rated AA+ by Fitch. These ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, information.

OHIO TAXES

     In the opinion of Vorys, Sater, Seymour and Pease, Columbus, Ohio, special counsel on Ohio tax matters and subject to the assumptions and qualifications contained in such opinion, under existing Ohio law:

     The Ohio Trust is not an association subject to the Ohio corporation franchise tax or the Ohio tax on dealers in intangibles and the Trustees will not be subject to the Ohio personal income tax.

     In calculating an investor's Ohio personal income tax or Ohio corporation franchise tax, an investor will not be required to include in the investor's 'adjusted gross income' or 'net income', as the case may be, the investor's share of interest received by or distributed from the Ohio Trust on any Bond in the Ohio Trust, the interest on which is exempt from Ohio personal income or corporation franchise taxes, as the case may be.

     In calculating an investor's Ohio personal income tax or Ohio corporation franchise tax, an investor will be required to include in the investor's 'adjusted gross income' or 'net income', as the case may be, capital gains and losses which the investor must recognize for Federal income tax purposes (upon the sale or other disposition of Units by the investor or upon the sale or other disposition of Bonds by the Ohio Trust), except gains and losses attributable to Bonds specifically exempted from such taxation by the Ohio law authorizing their issuance. An investor subject to the Ohio corporation franchise tax may, in the alternative if it results in a larger amount of tax payable, be taxed upon its net worth and, for this purpose, is required to include in its net worth the full value, as shown on the books of the corporation, of all Units which it owns.

     The investor's share of interest received by or distributed from the Ohio Trust on Bonds or gains realized by the investor from the sale, exchange or other disposition of Units by the investor or from the sale, exchange or other disposition of Bonds by the Ohio Trust, as a result of the repeal of the Ohio tax on intangible personal property, might be required to be included in an investor's taxable income for municipal income tax purposes in Ohio if (1) such interest or gain is not exempt from Ohio municipal income taxes by virtue of a specific statutory or constitutional exemption from such taxes (regarding which no blanket opinion is being given), and (2) the Ohio municipality in which the investor resides was taxing such income on or before April 1, 1986, and such tax was submitted to and approved by the voters of such municipality in an election held on November 8, 1988.

     Assuming that the Ohio Trust will not hold any tangible personal property nor any real property, neither Bonds held by the Ohio Trust nor Units of the Ohio Trust held by individuals are subject to any property tax levied by the State of Ohio or any political subdivision thereof. Units of the Ohio Trust held by individuals may be subject to Ohio estate taxes.

     Units of the Ohio Trust held by individuals may be subject to Ohio estate taxes.

--------------------------------------------------------------------------------
    TAX-FREE VS. TAXABLE INCOME: A COMPARISON OF TAXABLE AND TAX-FREE YIELDS

                             FOR FLORIDA RESIDENTS
--------------------------------------------------------------------------------


                                  EFFECTIVE
TAXABLE INCOME 1997*              TAX RATE                       TAX-FREE YIELD OF
 SINGLE RETURN      JOINT RETURN     %       4%     4.5%     5%     5.5%     6%     6.5%     7%     7.5%     8%
                                                        IS EQUIVALENT TO A TAXABLE YIELD OF


--------------------------------------------------------------------------------


$      0- 24,650  $      0- 41,200  15.00     4.71   5.29     5.88   6.47     7.06   7.65     8.24   8.82     9.41
$ 24,650- 59,750  $ 41,200- 99,600  28.00     5.56   6.25     6.94   7.64     8.33   9.03     9.72  10.42    11.11
$ 59,750-124,650  $ 99,600-151,750  31.00     5.80   6.52     7.25   7.97     8.70   9.42    10.14  10.87    11.59
$124,650-271,050  $151,750-271,050  36.00     6.25   7.03     7.81   8.59     9.38  10.16    10.94  11.72    12.50
OVER $271,050        OVER $271,050  39.60     6.62   7.45     8.28   9.11     9.93  10.76    11.59  12.42    13.25


                             FOR MISSOURI RESIDENTS
--------------------------------------------------------------------------------


                                  COMBINED
                                  EFFECTIVE
TAXABLE INCOME 1997*              TAX RATE                       TAX-FREE YIELD OF
 SINGLE RETURN      JOINT RETURN     %       4%     4.5%     5%     5.5%     6%     6.5%     7%     7.5%     8%
                                                        IS EQUIVALENT TO A TAXABLE YIELD OF


--------------------------------------------------------------------------------


$      0- 24,650  $      0- 41,200  19.37     4.96   5.58     6.20   6.82     7.44   8.06     8.68   9.30     9.92
$ 24,650- 59,750  $ 41,200- 99,600  31.16     5.81   6.54     7.26   7.99     8.72   9.44    10.17  10.89    11.62
$ 59,750-124,650  $ 99,600-151,750  33.90     6.05   6.81     7.56   8.32     9.08   9.83    10.59  11.35    12.10
$124,650-271,050  $151,750-271,050  38.50     6.50   7.32     8.13   8.94     9.76  10.57    11.38  12.19    13.01
OVER $271,050        OVER $271,050  41.82     6.88   7.73     8.59   9.45    10.31  11.17    12.03  12.89    13.75


                            FOR NEW JERSEY RESIDENTS
--------------------------------------------------------------------------------


                                  COMBINED
                                  EFFECTIVE
TAXABLE INCOME 1997*              TAX RATE                       TAX-FREE YIELD OF
 SINGLE RETURN      JOINT RETURN     %       4%     4.5%     5%     5.5%     6%     6.5%     7%     7.5%     8%
                                                        IS EQUIVALENT TO A TAXABLE YIELD OF


--------------------------------------------------------------------------------


$      0- 24,650  $      0- 41,200  16.49     4.79   5.39     5.99   6.59     7.18   7.78     8.38   8.98     9.58
$ 24,650- 59,750  $ 41,200- 99,600  31.98     5.88   6.62     7.35   8.09     8.82   9.56    10.29  11.03    11.76
$ 59,750-124,650  $ 99,600-151,750  35.40     6.19   6.97     7.74   8.51     9.29  10.06    10.84  11.61    12.38
$124,650-271,050  $151,750-271,050  40.08     6.68   7.51     8.34   9.18    10.01  10.85    11.68  12.52    13.35
OVER $271,050        OVER $271,050  43.45     7.07   7.96     8.84   9.73    10.61  11.49    12.38  13.26    14.15


                               FOR OHIO RESIDENTS
--------------------------------------------------------------------------------


                                  COMBINED
                                  EFFECTIVE
TAXABLE INCOME 1997*              TAX RATE                       TAX-FREE YIELD OF
 SINGLE RETURN      JOINT RETURN     %       4%     4.5%     5%     5.5%     6%     6.5%     7%     7.5%     8%
                                                        IS EQUIVALENT TO A TAXABLE YIELD OF


--------------------------------------------------------------------------------


                  $      0- 41,200  19.42     4.96   5.58     6.21   6.83     7.45   8.07     8.69   9.31     9.93
$      0- 24,650                    18.79     4.93   5.54     6.16   6.77     7.39   8.00     8.62   9.24     9.85
                  $ 41,200- 99,600  32.28     5.91   6.64     7.38   8.12     8.86   9.60    10.34  11.07    11.81
$ 24,650- 59,750                    31.74     5.86   6.59     7.33   8.06     8.79   9.52    10.26  10.99    11.72
$ 59,750-124,650  $ 99,600-151,750  35.76     6.23   7.01     7.78   8.56     9.34  10.12    10.90  11.68    12.45
$124,650-271,050  $151,750-271,050  40.80     6.76   7.60     8.45   9.29    10.14  10.98    11.82  12.67    13.51
OVER $271,050        OVER $271,050  44.13     7.16   8.05     8.95   9.84    10.74  11.63    12.53  13.42    14.32


To compare the yield of a taxable security with the yield of a tax-free security, find your taxable income and read across. The table incorporates 1997 federal and applicable State income tax rates and assumes that all income would otherwise be taxed at the investor's highest tax rate. Yield figures are for example only.

*Based upon net amount subject to federal income tax after deductions and exemptions. This table does not reflect the possible effect of other tax factors, such as alternative minimum tax, personal exemptions, the phase out of exemptions, itemized deductions or the possible partial disallowance of deductions. Consequently, investors are urged to consult their own tax advisers in this regard.

--------------------------------------------------------------------------------
    TAX-FREE VS. TAXABLE INCOME: A COMPARISON OF TAXABLE AND TAX-FREE YIELDS

                          FOR NEW YORK CITY RESIDENTS
--------------------------------------------------------------------------------

                                  COMBINED
                                  EFFECTIVE
TAXABLE INCOME 1997*              TAX RATE                       TAX-FREE YIELD OF
 SINGLE RETURN      JOINT RETURN     %       4%     4.5%     5%     5.5%     6%     6.5%     7%     7.5%     8%
                                                        IS EQUIVALENT TO A TAXABLE YIELD OF


--------------------------------------------------------------------------------


$      0- 24,650  $      0- 41,200  24.10     5.27   5.93     6.59   7.25     7.90   8.56     9.22   9.88    10.54
$ 24,650- 59,750  $ 41,200- 99,600  35.75     6.23   7.00     7.78   8.56     9.34  10.12    10.89  11.67    12.45
$ 59,750-124,650  $ 99,600-151,750  38.42     6.50   7.31     8.12   8.93     9.74  10.56    11.37  12.18    12.99
$124,650-271,050  $151,750-271,050  42.89     7.00   7.88     8.75   9.63    10.51  11.38    12.26  13.13    14.01
OVER $271,050        OVER $271,050  46.10     7.42   8.35     9.28  10.20    11.13  12.06    12.99  13.91    14.84


                          FOR NEW YORK STATE RESIDENTS
--------------------------------------------------------------------------------


                                  COMBINED
                                  EFFECTIVE
TAXABLE INCOME 1997*              TAX RATE                       TAX-FREE YIELD OF
 SINGLE RETURN      JOINT RETURN     %       4%     4.5%     5%     5.5%     6%     6.5%     7%     7.5%     8%
                                                        IS EQUIVALENT TO A TAXABLE YIELD OF


--------------------------------------------------------------------------------


$      0- 24,650  $      0- 41,200  20.82     5.05   5.68     6.31   6.95     7.58   8.21     8.84   9.47    10.10
$ 24,650- 59,750  $ 41,200- 99,600  32.93     5.96   6.71     7.46   8.20     8.95   9.69    10.44  11.18    11.93
$ 59,750-124,650  $ 99,600-151,750  35.73     6.22   7.00     7.78   8.56     9.34  10.11    10.89  11.67    12.45
$124,650-271,050  $151,750-271,050  40.38     6.71   7.55     8.39   9.23    10.06  10.90    11.74  12.58    13.42
OVER $271,050        OVER $271,050  43.74     7.11   8.00     8.89   9.78    10.66  11.55    12.44  13.33    14.22


To compare the yield of a taxable security with the yield of a tax-free security, find your taxable income and read across. The table incorporates 1997 federal and applicable State (and City) income tax rates and assumes that all income would otherwise be taxed at the investor's highest tax rate. Yield figures are for example only.

*Based upon net amount subject to federal income tax after deductions and exemptions. This table does not reflect the possible effect of other tax factors, such as alternative minimum tax, personal exemptions, the phase out of exemptions, itemized deductions or the possible partial disallowance of deductions. Consequently, investors are urged to consult their own tax advisers in this regard.

          MUNICIPAL INVESTMENT TRUST FUND,
          MULTISTATE SERIES - 208 (FLORIDA, MISSOURI, NEW JERSEY,
          NEW YORK AND OHIO TRUSTS),
          DEFINED ASSET FUNDS

          REPORT OF INDEPENDENT ACCOUNTANTS

          The Sponsors, Trustee and Holders
          of Municipal Investment Trust Fund, Multistate Series -
          208 (Florida, Missouri, New Jersey, New York and Ohio
          Trusts) Defined Asset Funds:

          We have audited the accompanying statements of condition of Municipal Investment Trust Fund, Multistate Series - 208, (Florida, Missouri, New Jersey, New York and Ohio Trusts), Defined Asset Funds, including the portfolios, as of May 31, 1997 and the related statements of operations and of changes in net assets for the period June 13, 1996 to May 31, 1997. These financial statements are the responsibility of the Trustee. Our responsibility is to express an opinion on these financial statements based on our audits.

          We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Securities owned at May 31, 1997, as shown in such portfolios, were confirmed to us by The Chase Manhattan Bank, the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trustee, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

          In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Municipal Investment Trust Fund, Multistate Series - 208 (Florida, Missouri, New Jersey,
          New York and Ohio Trusts), Defined Asset Funds at May 31, 1997 and the results of their operations and changes in their net assets for the above-stated period in conformity with generally accepted accounting principles.















          DELOITTE & TOUCHE LLP

          New York, N.Y.
          July 30, 1997






                                D -  1.

     MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 208 (FLORIDA TRUST),
     DEFINED ASSET FUNDS



     STATEMENT OF CONDITION
     As of May 31, 1997

     TRUST PROPERTY:
       Investment in marketable securities -
          at value (cost $ 2,897,798 )(Note 1).........                                                 $ 3,027,264
       Accrued interest ...............................                                                      33,377
       Deferred organization costs (Note 5) ...........                                                       2,845
       Cash - income ..................................                                                       2,505
       Cash - principal ...............................                                                      48,463
                                                                                                        -----------
         Total trust property .........................                                                   3,114,454


     LESS LIABILITIES:
       Income advance from Trustee.....................                                 $    25,606
       Accrued Sponsors' fees .........................                                         652
       Other liabilities ..............................                                       2,845          29,103
                                                                                        -----------     -----------


     NET ASSETS, REPRESENTED BY:
       3,131 units of fractional undivided
          interest outstanding (Note 3)................                                   3,075,727

       Undistributed net investment income ............                                       9,624     $ 3,085,351
                                                                                        -----------     ===========

     UNIT VALUE ($ 3,085,351 / 3,131 units )...........                                                 $    985.42
                                                                                                        ===========


















                  See Notes to Financial Statements.















                                D -  2.

     MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 208 (FLORIDA TRUST),
     DEFINED ASSET FUNDS



     STATEMENT OF OPERATIONS

                                                                                                        June 13, 1996
                                                                                                             to
                                                                                                           May 31,
                                                                                                            1997
                                                                                                            ----

     INVESTMENT INCOME:
       Interest income ........................                                                         $   185,405
       Trustee's fees and expenses ............                                                              (6,959)
       Sponsors' fees .........................                                                              (1,525)
                                                                                                        ------------
       Net investment income ..................                                                             176,921
                                                                                                        ------------


     REALIZED AND UNREALIZED GAIN
       ON INVESTMENTS:
       Realized gain on
         securities sold or redeemed ..........                                                               9,607
       Unrealized appreciation











         of investments .......................                                                             129,466
                                                                                                        ------------
       Net realized and unrealized
          gain on investments .................                                                             139,073
                                                                                                        ------------


     NET INCREASE IN NET ASSETS
       RESULTING FROM OPERATIONS ..............                                                         $   315,994
                                                                                                        ============







                  See Notes to Financial Statements.
















                                D -  3.

     MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 208 (FLORIDA TRUST),
     DEFINED ASSET FUNDS



     STATEMENT OF CHANGES IN NET ASSETS

                                                                                                        June 13, 1996
                                                                                                             to
                                                                                                           May 31,
                                                                                                            1997
                                                                                                            ----












     OPERATIONS:
       Net investment income ..................                                                         $   176,921
       Realized gain on
         securities sold or redeemed ..........                                                               9,607
       Unrealized appreciation
         of investments .......................                                                             129,466
                                                                                                        ------------
       Net increase in net assets
         resulting from operations ............                                                             315,994
                                                                                                        ------------
     INCOME DISTRIBUTIONS TO
        HOLDERS (Note 2).......................                                                            (166,110)
                                                                                                        ------------

     SHARE TRANSACTIONS:
       Redemption amounts - income ............                                                              (1,188)
       Redemption amounts - principal .........                                                            (389,505)
                                                                                                        ------------
       Total share transactions ...............                                                            (390,693)
                                                                                                        ------------

     NET DECREASE IN NET ASSETS ...............                                                            (240,809)

     NET ASSETS AT BEGINNING OF PERIOD ........                                                           3,326,160
                                                                                                        ------------
     NET ASSETS AT END OF PERIOD ..............                                                         $ 3,085,351
                                                                                                        ============
     PER UNIT:
       Income distributions during
         period ...............................                                                         $     47.78
                                                                                                        ============
       Net asset value at end of
         period ...............................                                                         $    985.42
                                                                                                        ============
     TRUST UNITS:
       Redeemed during period .................                                                                 402
       Outstanding at end of period ...........                                                               3,131
                                                                                                        ============





                  See Notes to Financial Statements.



                                D -  4.

     MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 208 (FLORIDA TRUST),
     DEFINED ASSET FUNDS












     NOTES TO FINANCIAL STATEMENTS

1.   SIGNIFICANT ACCOUNTING POLICIES

     The Fund is registered under the Investment Company Act of 1940 as a Unit
     Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

      (A) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities
               (see "How to Sell Units - Trustee's Redemption of Units" in this Prospectus, Part B), except that value on June 13, 1996 was based upon offering side evaluations at June 11, 1996, the day prior to the Date of Deposit. Cost of securities at June 13, 1996 was also based on such offering side evaluations.

      (B) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

      (C)      Interest income is recorded as earned.

2.   DISTRIBUTIONS

     A distribution of net investment income is made to Holders each month.
     Receipts other than interest, after deductions for redemptions and applicable expenses, are distributed as explained in "Income, Distributions and Reinvestment Distributions" in this Prospectus, Part B.

3.   NET CAPITAL

     Cost of 3,131 units at Date of Deposit .....................                                  $ 3,085,240
     Less sales charge ..........................................                                      137,545
                                                                                                   -----------
     Net amount applicable to Holders ...........................                                    2,947,695
     Redemptions of units - net cost of 402 units redeemed
       less redemption amounts (principal).......................                                      (11,041)
     Realized gain on securities sold or redeemed ...............                                        9,607
     Unrealized appreciation of investments......................                                      129,466
                                                                                                   -----------

     Net capital applicable to Holders ..........................                                  $ 3,075,727
                                                                                                   ===========

4.   INCOME TAXES

     As of May 31, 1997, unrealized appreciation of investments, based on cost for Federal income tax purposes, aggregated $129,466, all of which related to appreciated securities. The cost of investment securities for Federal income tax purposes was $2,897,798 at May 31, 1997.




                           D -  5.

     MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 208 (FLORIDA TRUST),
     DEFINED ASSET FUNDS

     NOTES TO FINANCIAL STATEMENTS

5.   DEFERRED ORGANIZATION COSTS

     Deferred organization costs are being amortized on a straight line basis over a period of five years. Included in "Other liabilities" in the accompanying Statement of Condition is $ 2,845 payable to the Trustee for reimbursement of costs related to the organization of the Trust.


                           D -  6.

     MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 208 (FLORIDA TRUST) (INSURED),
     DEFINED ASSET FUNDS

     PORTFOLIO
     As of May 31, 1997


                                             Rating of                                            Optional
     Portfolio No. and Title of                Issues       Face                                 Redemption
            Securities                        (1) (4)       Amount    Coupon      Maturities(3) Provisions(3)    Cost(2)   Value(2)
            ----------                       ---------  ----------- -----------   ------------  ------------  ----------  ---------


   1 Dade Cnty., FL, Wtr. and Swr. Sys. Rev.    AAA     $   500,000     5.500 %      2025      10/01/05     $   465,650 $   486,665
     Bonds, Ser. 1995 (Financial Guaranty                                                      @  102.000
     Ins.)

   2 Indian River Cnty., FL, Wtr. and Swr.      AAA         500,000     5.500        2019      09/01/06         468,840     490,520
     Rev. Bonds, Ser. 1996 (Financial                                                          @  102.000
     Guaranty Ins.)

   3 State of Florida Bd. of Educ., Pub.        AAA         250,000     5.875        2025      06/01/05         245,725     253,398
     Educ. Cap. Outlay Bonds, Ser. 1995 B                                                      @  101.000
     (MBIA Ins.)












   4 The School Bd. of Dade Cnty., FL,          AAA         500,000     5.500        2025      05/01/06         462,630     488,130
     Certs. of Part., Ser. 1996 A (AMBAC                                                       @  101.000
     Ins.)

   5 City of Jacksonville, FL, Cap. Imp.        AAA         500,000     5.500        2019      10/01/04         468,790     484,345
     Rev. Bonds (Gator Bowl Proj.), Ser.                                                       @  101.000
     1994 (AMBAC Ins.)

   6 City of Ocala, FL, Wtr. and Swr. Bonds,    AAA         500,000     5.500        2020      10/01/05         468,185     490,935
     Ser. 1995 (AMBAC Ins.)                                                                    @  102.000

   7 Sarasota Cnty., FL, Solid Waste Sys.       AAA         340,000     5.500        2021      10/01/06         317,978     333,271
     Rev. Bonds, Ser. 1996 (AMBAC Ins.)                                                        @  102.000

                                                          ---------                                           ---------   ---------
     TOTAL                                              $ 3,090,000                                         $ 2,897,798 $ 3,027,264
                                                          =========                                           =========   =========


                  See Notes to Portfolios on Page D - 32.











                                D -  7.

     MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 208 (MISSOURI TRUST),
     DEFINED ASSET FUNDS



     STATEMENT OF CONDITION
     As of May 31, 1997

     TRUST PROPERTY:
       Investment in marketable securities -
          at value (cost $ 3,046,890 )(Note 1).........                                                 $ 3,172,330
       Accrued interest ...............................                                                      57,958
       Deferred organization costs (Note 5) ...........                                                       2,645
       Cash - principal ...............................                                                      31,000
                                                                                                        -----------
         Total trust property .........................                                                   3,263,933













     LESS LIABILITIES:
       Income advance from Trustee.....................                                 $    47,251
       Accrued Sponsors' fees .........................                                         611
       Other liabilities ..............................                                       2,645          50,507
                                                                                        -----------     -----------


     NET ASSETS, REPRESENTED BY:
       3,281 units of fractional undivided
          interest outstanding (Note 3)................                                   3,203,330

       Undistributed net investment income ............                                      10,096     $ 3,213,426
                                                                                        -----------     ===========

     UNIT VALUE ($ 3,213,426 / 3,281 units )...........                                                 $    979.40
                                                                                                        ===========







                  See Notes to Financial Statements.



















                                D - 8.

     MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 208 (MISSOURI TRUST),
     DEFINED ASSET FUNDS













     STATEMENT OF OPERATIONS

                                                                                                         June 13, 1996
                                                                                                             to
                                                                                                           May 31,
                                                                                                            1997
                                                                                                            ----

     INVESTMENT INCOME:
       Interest income ........................                                                         $   176,568
       Trustee's fees and expenses ............                                                              (6,416)
       Sponsors' fees .........................                                                              (1,420)
                                                                                                        ------------
       Net investment income ..................                                                             168,732


     UNREALIZED APPRECIATION
       OF INVESTMENTS .........................                                                             125,440
                                                                                                        ------------

     NET INCREASE IN NET ASSETS
       RESULTING FROM OPERATIONS ..............                                                         $   294,172
                                                                                                        ============







                  See Notes to Financial Statements.





































                                D - 9.

     MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 208 (MISSOURI TRUST),
     DEFINED ASSET FUNDS



     STATEMENT OF CHANGES IN NET ASSETS

                                                                                                        June 13, 1996
                                                                                                             to
                                                                                                           May 31,
                                                                                                            1997
                                                                                                            ----

     OPERATIONS:
       Net investment income ..................                                                         $   168,732
       Unrealized appreciation
         of investments .......................                                                             125,440
                                                                                                        ------------
       Net increase in net assets
         resulting from operations ............                                                             294,172

     INCOME DISTRIBUTIONS TO
        HOLDERS (Note 2).......................                                                            (158,636)
                                                                                                        ------------

     NET INCREASE IN NET ASSETS ...............                                                             135,536

     NET ASSETS AT BEGINNING OF PERIOD ........                                                           3,077,890
                                                                                                        ------------
     NET ASSETS AT END OF PERIOD ..............                                                         $ 3,213,426
                                                                                                        ============
     PER UNIT:
       Income distributions during
         period ...............................                                                         $     48.35
                                                                                                        ============
       Net asset value at end of
         period ...............................                                                         $    979.40
                                                                                                        ============
     TRUST UNITS:
       Outstanding at end of period ...........                                                               3,281
                                                                                                        ============
















                  See Notes to Financial Statements.














                                D - 10.

     MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 208 (MISSOURI TRUST),
     DEFINED ASSET FUNDS

     NOTES TO FINANCIAL STATEMENTS

1.   SIGNIFICANT ACCOUNTING POLICIES

     The Fund is registered under the Investment Company Act of 1940 as a Unit
     Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

      (A) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities
               (see "How to Sell Units - Trustee's Redemption of Units" in this Prospectus, Part B), except that value on June 13, 1996 was based upon offering side evaluations at June 11, 1996, the day prior to the Date of Deposit. Cost of securities at June 13, 1996 was also based on such offering side evaluations.

      (B) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

      (C)      Interest income is recorded as earned.

2.   DISTRIBUTIONS

     A distribution of net investment income is made to Holders each month.
     Receipts other than interest, after deductions for redemptions and applicable expenses, are distributed as explained in "Income, Distributions and Reinvestment - Distributions" in this Prospectus, Part B.

3.   NET CAPITAL

     Cost of 3,281 units at Date of Deposit .....................                                  $ 3,221,434
     Less sales charge ..........................................                                      143,544
                                                                                                   -----------
     Net amount applicable to Holders ...........................                                    3,077,890
     Unrealized appreciation of investments......................                                      125,440
                                                                                                   -----------

     Net capital applicable to Holders ..........................                                  $ 3,203,330
                                                                                                   ===========

4.   INCOME TAXES

     As of May 31, 1997, unrealized appreciation of investments, based on cost for Federal income tax purposes, aggregated $125,440, all of which related to appreciated securities. The cost of investment securities for Federal income tax purposes was $3,046,890 at May 31, 1997.




                           D - 11.

          MUNICIPAL INVESTMENT TRUST FUND,
          MULTISTATE SERIES - 208 (MISSOURI TRUST),
          DEFINED ASSET FUNDS

          NOTES TO FINANCIAL STATEMENTS

     5.   DEFERRED ORGANIZATION COSTS

          Deferred organization costs are being amortized on a straight line basis over a period of five years. Included in "Other liabilities" in the accompanying Statement of Condition is $ 2,645 payable to the Trustee for reimbursement of costs related to the organization of the Trust.

                                D - 12.

     MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 208 (MISSOURI TRUST),
     DEFINED ASSET FUNDS

     PORTFOLIO
     As of May 31, 1997













                                               Rating                                             Optional
     Portfolio No. and Title of                  of         Face                                 Redemption
            Securities                       Issues(1)      Amount    Coupon      Maturities(3) Provisions(3)    Cost(2)   Value(2)
            ----------                       ---------  ----------- -----------   ------------  ------------  ----------  ---------


   1 Kansas City Mun. Asst. Corp., MO,          AAA     $   500,000     5.000 %      2020      04/15/06     $   436,980 $   463,360
     Leasehold Rfdg. Rev. Bonds (H. Roe                                                        @  101.000
     Bartle Conv. Ctr. Proj.), Ser. 1996 A
     (MBIA Ins.) (5)

   2 City of Sikeston. MO, Elec. Sys. Rev.      AAA         500,000     5.000        2022      06/01/06         434,600     459,895
     Bonds, Ser. 1996 (MBIA Ins.) (5)                                                          @  101.000

   3 Regl. Conv. & Sports Complex Auth., MO,    AA(f)       500,000     5.500        2021      08/15/03         458,605     483,090
     Conv. & Sports Fac. Proj. & Rfdg.                                                         @  102.000
     Bonds, Ser. A 1993

   4 City of St. Louis, MO, Wtr. Rev. Rfdg.     AAA         500,000     6.000        2014      07/01/04         503,730     517,300
     & Imp. Bonds, Ser. 1994 (Financial                                                        @  102.000
     Guaranty Ins.) (5)

   5 City of Carthage, MO, Wtr. Wks. &          NR          500,000     6.500        2016      07/01/04         506,795     511,305
     Sewerage Sys. Rev. Bonds, Ser. 1996 B                                                     @  101.000

   6 Univ. Dev. Foundation, Univ. of Missouri,  A           500,000     5.750        2018      05/01/03         476,075     496,365
     Pwr. Plant Equip., Leasehold Rev. Rfdg.                                                   @  102.000
     Bonds, Ser. 1993

   7 Puerto Rico Hwy. & Trans. Auth., Hwy.      A           250,000     5.500        2019      07/01/03         230,105     241,015
     Rev. Rfdg. Bonds, Ser. X                                                                  @  101.500

                                                          ---------                                           ---------   ---------
     TOTAL                                              $ 3,250,000                                         $ 3,046,890 $ 3,172,330
                                                          =========                                           =========   =========


                  See Notes to Portfolios on Page D - 32.










                                D - 13.

     MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 208 (NEW JERSEY TRUST),
     DEFINED ASSET FUNDS



     STATEMENT OF CONDITION
     As of May 31, 1997

     TRUST PROPERTY:
       Investment in marketable securities -
          at value (cost $ 3,151,955 )(Note 1).........                                                 $ 3,269,570
       Accrued interest ...............................                                                      52,646
       Deferred organization costs (Note 5) ...........                                                       2,646
       Cash - principal ...............................                                                      32,000
       Cash - income ..................................                                                           1
                                                                                                        -----------
         Total trust property .........................                                                   3,356,863


     LESS LIABILITIES:
       Income advance from Trustee.....................                                 $    41,521
       Accrued Sponsors' fees .........................                                         611
       Other liabilities ..............................                                       2,646          44,778
                                                                                        -----------     -----------


     NET ASSETS, REPRESENTED BY:
       3,282 units of fractional undivided
          interest outstanding (Note 3)................                                   3,301,570

       Undistributed net investment income ............                                      10,515     $ 3,312,085
                                                                                        -----------     ===========

     UNIT VALUE ($ 3,312,085 / 3,282 units )...........                                                 $  1,009.17
                                                                                                        ===========







                  See Notes to Financial Statements.































                                D - 14.

     MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 208 (NEW JERSEY TRUST),
     DEFINED ASSET FUNDS


     STATEMENT OF OPERATIONS

                                                                                                        June 13, 1996
                                                                                                             to
                                                                                                          May 31,
                                                                                                            1997
                                                                                                            ----

     INVESTMENT INCOME:
       Interest income ........................                                                         $   182,331
       Trustee's fees and expenses ............                                                              (6,591)
       Sponsors' fees .........................                                                              (1,420)
                                                                                                        ------------
       Net investment income ..................                                                             174,320


     UNREALIZED APPRECIATION
       OF INVESTMENTS .........................                                                             117,615
                                                                                                        ------------

     NET INCREASE IN NET ASSETS
       RESULTING FROM OPERATIONS ..............                                                         $   291,935
                                                                                                        ============


















                  See Notes to Financial Statements.






















                                D - 15.

     MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 208 (NEW JERSEY TRUST),
     DEFINED ASSET FUNDS



     STATEMENT OF CHANGES IN NET ASSETS

                                                                                                       June 13, 1996
                                                                                                             to
                                                                                                           May 31,
                                                                                                            1997
                                                                                                            ----

     OPERATIONS:
       Net investment income ..................                                                         $   174,320
       Unrealized appreciation
         of investments .......................                                                             117,615
                                                                                                        ------------
       Net increase in net assets
         resulting from operations ............                                                             291,935

     INCOME DISTRIBUTIONS TO
        HOLDERS (Note 2).......................                                                            (163,805)











                                                                                                        ------------

     NET INCREASE IN NET ASSETS ...............                                                             128,130

     NET ASSETS AT BEGINNING OF PERIOD ........                                                           3,183,955
                                                                                                        ------------
     NET ASSETS AT END OF PERIOD ..............                                                         $ 3,312,085
                                                                                                        ============
     PER UNIT:
       Income distributions during
        period ...............................                                                         $     49.91
                                                                                                        ============
       Net asset value at end of
         period ...............................                                                         $  1,009.17
                                                                                                        ============
     TRUST UNITS:
       Outstanding at end of period ...........                                                               3,282
                                                                                                        ============





                  See Notes to Financial Statements.












                                D - 16.

     MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 208 (NEW JERSEY TRUST),
     DEFINED ASSET FUNDS

     NOTES TO FINANCIAL STATEMENTS

1.   SIGNIFICANT ACCOUNTING POLICIES

     The Fund is registered under the Investment Company Act of 1940 as a Unit
     Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.












      (A) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities
               (see "How to Sell Units - Trustee's Redemption of Units" in this Prospectus, Part B), except that value on June 13, 1996 was based upon offering side evaluations at June 11, 1996, the day prior to the Date of Deposit. Cost of securities at June 13, 1996 was also based on such offering side evaluations.

      (B) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

      (C)      Interest income is recorded as earned.

2.   DISTRIBUTIONS

     A distribution of net investment income is made to Holders each month.
     Receipts other than interest, after deductions for redemptions and applicable expenses, are distributed as explained in "Income, Distributions and Reinvestment - Distributions" in this Prospectus, Part B.

3.   NET CAPITAL

     Cost of 3,282 units at Date of Deposit .....................                                  $ 3,332,466
     Less sales charge ..........................................                                      148,511
                                                                                                   -----------
     Net amount applicable to Holders ...........................                                    3,183,955
     Unrealized appreciation of investments......................                                      117,615
                                                                                                   -----------

     Net capital applicable to Holders ..........................                                  $ 3,301,570
                                                                                                   ===========

4.   INCOME TAXES

     As of May 31, 1997, unrealized appreciation of investments, based on cost for Federal income tax purposes, aggregated $117,615, all of which related to appreciated securities. The cost of investment securities for Federal income tax purposes was $3,151,955 at May 31, 1997.






                           D - 17.

          MUNICIPAL INVESTMENT TRUST FUND,
          MULTISTATE SERIES - 208 (NEW JERSEY TRUST),











          DEFINED ASSET FUNDS

          NOTES TO FINANCIAL STATEMENTS

     5.   DEFERRED ORGANIZATION COSTS

          Deferred organization costs are being amortized on a straight line basis over a period of five years. Included in "Other liabilities" in the accompanying Statement of Condition is $ 2,646 payable to the Trustee for reimbursement of costs related to the organization of the Trust.

                                D - 18.

     MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 208 (NEW JERSEY TRUST) (INSURED),
     DEFINED ASSET FUNDS

     PORTFOLIO
     As of May 31, 1997


                                            Rating of                                             Optional
     Portfolio No. and Title of              Issues         Face                                 Redemption
            Securities                       (1) (4)        Amount    Coupon      Maturities(3) Provisions(3)    Cost(2)   Value(2)
            ----------                       ---------  ----------- -----------   ------------  ------------  ----------  ---------


   1 Delaware River Port Auth., Rev. Bonds,     AAA     $   250,000     5.500 %      2026      01/01/06     $   232,460 $   244,700
     Ser. 1995 (Financial Guaranty Ins.)                                                       @  102.000

   2 The Essex Cnty. Imp. Auth., NJ, Cnty.      AAA         500,000     5.950        2025      12/01/05         496,550     512,160
     of Essex G.O. Lease Rev. Bonds                                                            @  102.000
     (Gibraltar Bldg. Proj.), Ser. 1995
     (MBIA Ins.)

   3 New Jersey Econ. Dev. Auth., Ins. Rev.     AAA         500,000     6.000        2025      05/15/05         500,000     517,410
     Bonds (Educl. Testing Svc. Issue), Ser.                                                   @  102.000
     1995 A (MBIA Ins.)

   4 New Jersey Educl. Fac. Auth., Rev.         AAA         500,000     6.000        2021      07/01/06         502,105     518,835
     Bonds (Rowan Coll. of New Jersey                                                          @  101.000
     Issue), Ser. 1996 E (AMBAC Ins.)

   5 The Essex Cnty. Imp. Auth., NJ, Cnty.      AAA         500,000     5.350        2024      12/01/06         455,885     484,610
     of Essex G.O. Lease Rev. Rfdg. Bonds                                                      @  102.000
     (Cnty. Jail and Youth House Projs.),
     Ser. 1996  (AMBAC Ins.)

   6 The Poll. Ctl. Fin. Auth. of Salem         AAA         500,000     5.550        2033      11/01/03         463,090     483,310
     Cnty., NJ, Poll. Ctl. Rev. Rfdg. Bonds,                                                   @  102.000
     (Pub. Svc. Elec. and Gas Co. Proj.)











     1993 Ser. C (MBIA Ins.)

   7 New Jersey Hsg. and Mtge. Fin. Agy.,       AAA         500,000     6.050        2020      05/01/05         501,865     508,545
     Multi-Family Hsg. Rev. Bonds, 1995 Ser.                                                   @  102.000
     A (AMBAC Ins.)

                                                          ---------                                           ---------   ---------
     TOTAL                                              $ 3,250,000                                         $ 3,151,955 $ 3,269,570
                                                          =========                                           =========   =========


                  See Notes to Portfolios on Page D - 32.







                                D - 19.

     MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 208 (NEW YORK TRUST),
     DEFINED ASSET FUNDS



     STATEMENT OF CONDITION
     As of May 31, 1997

     TRUST PROPERTY:
       Investment in marketable securities -
          at value (cost $ 3,248,320 )(Note 1).........                                                 $ 3,405,895
       Accrued interest ...............................                                                      67,325
       Deferred organization costs (Note 5) ...........                                                       2,849
       Cash - principal ...............................                                                      34,000
                                                                                                        -----------
         Total trust property .........................                                                   3,510,069


     LESS LIABILITIES:
       Income advance from Trustee.....................                                 $    55,505
       Accrued Sponsors' fees .........................                                         658
       Other liabilities ..............................                                       2,849          59,012
                                                                                        -----------     -----------


     NET ASSETS, REPRESENTED BY:
       3,534 units of fractional undivided
          interest outstanding (Note 3)................                                   3,439,895












       Undistributed net investment income ............                                      11,162     $ 3,451,057
                                                                                        -----------     ===========

     UNIT VALUE ($ 3,451,057 / 3,534 units )...........                                                 $    976.53
                                                                                                        ===========







                  See Notes to Financial Statements.




















                                D - 20.

     MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 208 (NEW YORK TRUST),
     DEFINED ASSET FUNDS


     STATEMENT OF OPERATIONS

                                                                                                        June 13, 1996
                                                                                                             to
                                                                                                          May 31,
                                                                                                            1997
                                                                                                            ----

     INVESTMENT INCOME:











       Interest income ........................                                                         $   194,373
       Trustee's fees and expenses ............                                                              (6,996)
       Sponsors' fees .........................                                                              (1,529)
                                                                                                        ------------
       Net investment income ..................                                                             185,848


     UNREALIZED APPRECIATION
       OF INVESTMENTS .........................                                                             157,575
                                                                                                        ------------

     NET INCREASE IN NET ASSETS
       RESULTING FROM OPERATIONS ..............                                                         $   343,423
                                                                                                        ============







                  See Notes to Financial Statements.


























                                D - 21.

     MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 208 (NEW YORK TRUST),











     DEFINED ASSET FUNDS



     STATEMENT OF CHANGES IN NET ASSETS

                                                                                                        June 13, 1996
                                                                                                             to
                                                                                                           May 31,
                                                                                                            1997
                                                                                                            ----

     OPERATIONS:
       Net investment income ..................                                                         $   185,848
       Unrealized appreciation
         of investments .......................                                                             157,575
                                                                                                        ------------
       Net increase in net assets
         resulting from operations ............                                                             343,423

     INCOME DISTRIBUTIONS TO
        HOLDERS (Note 2).......................                                                            (174,686)
                                                                                                        ------------

     NET INCREASE IN NET ASSETS ...............                                                             168,737

     NET ASSETS AT BEGINNING OF PERIOD ........                                                           3,282,320
                                                                                                        ------------
     NET ASSETS AT END OF PERIOD ..............                                                         $ 3,451,057
                                                                                                        ============
     PER UNIT:
       Income distributions during
         period ...............................                                                         $     49.43
                                                                                                        ============
       Net asset value at end of
         period ...............................                                                         $    976.53
                                                                                                        ============
     TRUST UNITS:
       Outstanding at end of period ...........                                                               3,534
                                                                                                        ============





                  See Notes to Financial Statements.

























                                D - 22.

     MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 208 (NEW YORK TRUST),
     DEFINED ASSET FUNDS

     NOTES TO FINANCIAL STATEMENTS

1.   SIGNIFICANT ACCOUNTING POLICIES

     The Fund is registered under the Investment Company Act of 1940 as a Unit
     Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

      (A) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities
               (see "How to Sell Units - Trustee's Redemption of Units" in this Prospectus, Part B), except that value on June 13, 1996 was based upon offering side evaluations at June 11, 1996, the day prior to the Date of Deposit. Cost of securities at June 13, 1996 was also based on such offering side evaluations.

      (B) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

      (C)      Interest income is recorded as earned.

2.   DISTRIBUTIONS

     A distribution of net investment income is made to Holders each month.
     Receipts other than interest, after deductions for redemptions and applicable expenses, are distributed as explained in "Income, Distibutions and Reinvestment - Distributions" in this Prospectus, Part B.

3.   NET CAPITAL

     Cost of 3,534 units at Date of Deposit .....................                                  $ 3,435,378
     Less sales charge ..........................................                                      153,058
                                                                                                   -----------
     Net amount applicable to Holders ...........................                                    3,282,320











     Unrealized appreciation of investments......................                                      157,575
                                                                                                   -----------

     Net capital applicable to Holders ..........................                                  $ 3,439,895
                                                                                                   ===========

4.   INCOME TAXES

     As of May 31, 1997, unrealized appreciation of investments, based on cost for Federal income tax purposes, aggregated $157,575, all of which related to appreciated securities. The cost of investment securities for Federal income tax purposes was $3,248,320 at May 31, 1997.






                           D - 23.

          MUNICIPAL INVESTMENT TRUST FUND,
          MULTISTATE SERIES - 208 (NEW YORK TRUST),
          DEFINED ASSET FUNDS

          NOTES TO FINANCIAL STATEMENTS

     5.   DEFERRED ORGANIZATION COSTS

          Deferred organization costs are being amortized on a straight line basis over a period of five years. Included in "Other liabilities" in the accompanying Statement of Condition is $ 2,849 payable to the Trustee for reimbursement of costs related to the organization of the Trust.

                                D - 24.

     MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 208 (NEW YORK TRUST),
     DEFINED ASSET FUNDS

     PORTFOLIO
     As of May 31, 1997


                                               Rating                                             Optional
     Portfolio No. and Title of                  of         Face                                 Redemption
            Securities                       Issues(1)      Amount    Coupon      Maturities(3) Provisions(3)    Cost(2)   Value(2)
            ----------                       ---------  ----------- -----------   ------------  ------------  ----------  ---------













   1 New York City, NY, Mun. Wtr. Fin.          AAA(f)  $   500,000     6.000 %      2025      06/15/05     $   486,605 $   504,865
     Auth., Wtr. and Swr. Sys. Rev. Bonds,                                                     @  101.000
     Fiscal 1996 Ser. A

   2 New York State Urban Dev. Corp.,           A(f)        500,000     5.250        2021      01/01/04         425,220     449,490
     Correctional Cap. Facs. Rev. Bonds,                                                       @  102.000
     Rfdg. Ser. 1993 A

   3 Cayuga Cnty. Hosp. Imp. Corp., NY,         AA          500,000     6.000        2021      01/01/04         487,445     502,295
     Certs. of Part. (Auburn Mem. Hosp.                                                        @  102.000
     Proj.), Ser. 1994
     (Asset Guaranty Ins.)(5)

   4 Dormitory Auth. of the State of New        AAA         500,000     5.750        2025      07/01/06         474,910     497,900
     York, Ins. Rev. Bonds (The John T.                                                        @  102.000
     Mather Mem. Hosp.), Ser. 1996 (Connie
     Lee Ins.) (5)

   5 Dormitory Auth. of the State of New        A(f)        500,000     5.400        2023      05/15/04         433,305     460,760
     York, State Univ. Educl. Fac. Rev.                                                        @  102.000
     Bonds, Ser. 1993 C

   6 New York Local Govt. Asst. Corp. (A        A+(f)       500,000     6.000        2024      04/01/05         490,010     507,745
     Public Benefit Corp. of the State of                                                      @  102.000
     New York), Ser. 1995 A Bonds

   7 Dormitory Auth. of the State of New        A(f)        500,000     5.700        2021      07/01/04         450,825     482,840
     York, Rev. Bonds, (Upstate Cmnty.                                                         @  102.000
     Colleges), Ser. 1994 A

                                                          ---------                                           ---------   ---------
     TOTAL                                              $ 3,500,000                                         $ 3,248,320 $ 3,405,895
                                                          =========                                           =========   =========


                  See Notes to Portfolios on Page D - 32.







                                D - 25.

     MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 208 (OHIO TRUST),
     DEFINED ASSET FUNDS














     STATEMENT OF CONDITION
     As of May 31, 1997

     TRUST PROPERTY:
       Investment in marketable securities -
          at value (cost $ 3,152,730 )(Note 1).........                                                 $ 3,272,993
       Accrued interest ...............................                                                      57,313
       Deferred oranization costs (Note 5) ............                                                       2,646
       Cash - principal ...............................                                                      32,000
                                                                                                        -----------
         Total trust property .........................                                                   3,364,952


     LESS LIABILITIES:
       Income advance from Trustee.....................                                 $    46,187
       Accrued Sponsors' fees .........................                                         611
       Other liabilities ..............................                                       2,646          49,444
                                                                                        -----------     -----------


     NET ASSETS, REPRESENTED BY:
       3,282 units of fractional undivided
          interest outstanding (Note 3)................                                   3,304,993

       Undistributed net investment income ............                                      10,515     $ 3,315,508
                                                                                        -----------     ===========

     UNIT VALUE ($ 3,315,508 / 3,282 units )...........                                                 $  1,010.21
                                                                                                        ===========







                  See Notes to Financial Statements.































                                D - 26.

     MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 208 (OHIO TRUST),
     DEFINED ASSET FUNDS


     STATEMENT OF OPERATIONS

                                                                                                        June 13, 1996
                                                                                                             to
                                                                                                           May 31,
                                                                                                            1997
                                                                                                            ----

     INVESTMENT INCOME:
       Interest income ........................                                                         $   182,332
       Trustee's fees and expenses ............                                                              (6,300)
       Sponsors' fees .........................                                                              (1,417)
                                                                                                        ------------
       Net investment income ..................                                                             174,615


     UNREALIZED APPRECIATION
       OF INVESTMENTS .........................                                                             120,263
                                                                                                        ------------

     NET INCREASE IN NET ASSETS
       RESULTING FROM OPERATIONS ..............                                                         $   294,878
                                                                                                        ============







                  See Notes to Financial Statements.





































                                D - 27.

     MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 208 (OHIO TRUST),
     DEFINED ASSET FUNDS



     STATEMENT OF CHANGES IN NET ASSETS

                                                                                                        June 13, 1996
                                                                                                             to
                                                                                                          May 31,
                                                                                                            1997
                                                                                                            ----

     OPERATIONS:
       Net investment income ..................                                                         $   174,615
       Unrealized appreciation
         of investments .......................                                                             120,263
                                                                                                        ------------
       Net increase in net assets
         resulting from operations ............                                                             294,878

     INCOME DISTRIBUTIONS TO
        HOLDERS (Note 2).......................                                                            (164,100)
                                                                                                        ------------

     NET INCREASE IN NET ASSETS ...............                                                             130,778

     NET ASSETS AT BEGINNING OF PERIOD ........                                                           3,184,730











                                                                                                        ------------
     NET ASSETS AT END OF PERIOD ..............                                                         $ 3,315,508
                                                                                                        ============
     PER UNIT:
       Income distributions during
         period ...............................                                                         $     50.00
                                                                                                        ============
       Net asset value at end of
         period ...............................                                                         $  1,010.21
                                                                                                        ============
     TRUST UNITS:
       Outstanding at end of period ...........                                                               3,282
                                                                                                        ============





                  See Notes to Financial Statements.














                                D - 28.

     MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 208 (OHIO TRUST),
     DEFINED ASSET FUNDS

     NOTES TO FINANCIAL STATEMENTS

1.   SIGNIFICANT ACCOUNTING POLICIES

     The Fund is registered under the Investment Company Act of 1940 as a Unit
     Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

      (A) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities
               (see "How to Sell Units - Trustee's Redemption of Units"











               in this Prospectus, Part B), except that value on June 13, 1996 was based upon offering side evaluations at June 11, 1996, the day prior to the Date of Deposit. Cost of securities at June 13, 1996 was also based on such offering side evaluations.

      (B) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

      (C)      Interest income is recorded as earned.

2.   DISTRIBUTIONS

     A distribution of net investment income is made to Holders each month.
     Receipts other than interest, after deductions for redemptions and applicable expenses, are distributed as explained in "Income, Distributions and Reinvestment - Distributions" in this Prospectus, Part B.

3.   NET CAPITAL

     Cost of 3,282 units at Date of Deposit .....................                                  $ 3,333,306
     Less sales charge ..........................................                                      148,576
                                                                                                   -----------
     Net amount applicable to Holders ...........................                                    3,184,730
     Unrealized appreciation of investments......................                                      120,263
                                                                                                   -----------

     Net capital applicable to Holders ..........................                                  $ 3,304,993
                                                                                                   ===========

4.   INCOME TAXES

     As of May 31, 1997, unrealized appreciation of investments, based on cost for Federal income tax purposes, aggregated $120,263, all of which related to appreciated securities. The cost of investment securities for Federal income tax purposes was $3,152,730 at May 31, 1997.






                           D - 29.

          MUNICIPAL INVESTMENT TRUST FUND,
          MULTISTATE SERIES - 208 (OHIO TRUST),
          DEFINED ASSET FUNDS

          NOTES TO FINANCIAL STATEMENTS












     5.   DEFERRED ORGANIZATION COSTS

          Deferred organization costs are being amortized on a straight line basis over a period of five years. Included in "Other liabilities" in the accompanying Statement of Condition is $ 2,646 payable to the Trustee for reimbursement of costs related to the organization of the Trust.

                                D - 30.

     MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 208 (OHIO TRUST) (INSURED),
     DEFINED ASSET FUNDS

     PORTFOLIO
     As of May 31, 1997


                                             Rating of                                            Optional
     Portfolio No. and Title of                Issues       Face                                 Redemption
            Securities                        (1) (4)       Amount    Coupon      Maturities(3) Provisions(3)    Cost(2)   Value(2)
            ----------                       ---------  ----------- -----------   ------------  ------------  ----------  ---------


   1 Ohio Air Quality Dev. Auth., OH, Poll.     AAA     $   500,000     6.150 %      2023      08/01/04     $   505,585 $   520,555
     Ctl. Rev. Rfdg. Bonds (Pennsylvania                                                       @  102.000
     Pwr. Co. Proj.), Ser. 1994 (AMBAC Ins.)

   2 Ohio Air Quality Dev. Auth., Ctl. Rev.     AAA         250,000     5.625        2029      11/15/03         234,820     240,803
     Rfdg. Bonds, Ser. 1993 B (Ohio Edison                                                     @  102.000
     Co. Proj.) (AMBAC Ins.)

   3 Anthony Wayne Local Sch. Dist., Lucas,     AAA         500,000     5.750        2024      12/01/05         486,345     502,905
     Wood and Fulton Cntys., OH, Sch. Fac.                                                     @  101.000
     Construction and Imp. Bonds (G.O.-
     Unltd. Tax) (Financial Guaranty Ins.)

   4 City of Cleveland, OH, Wtr. Wks. Imp       AAA         500,000     5.750        2026      01/01/06         482,775     501,545
     and Rfdg. First Mtge. Rev. Bonds, Ser.                                                    @  102.000
     1996 H (MBIA Ins.)

   5 County of Cuyahoga, OH, Hosp. Rfdg.        AAA         500,000     5.625        2021      01/15/06         472,950     493,210
     Rev. Bonds (Univ. Hosp. Hlth. Sys.,                                                       @  102.000
     Inc. Proj.), Ser. 1996 A (MBIA Ins.)

   6 Ohio Higher Educl. Fac. Comm., Higher      AAA         500,000     6.125        2017      11/15/04         504,765     523,920
     Educl. Fac. Rev. Bonds (Ohio Wesleyan                                                     @  102.000
     Univ. 1994 Proj.) (MBIA Ins.)

   7 State of Ohio, Tpke. Rev. Bonds, Issued    AAA         500,000     5.500        2026      02/15/06         465,490     490,055
     by the Ohio Tpke. Comm., Ser. 1996 A                                                      @  102.000











     (MBIA Ins.)

                                                          ---------                                           ---------   ---------
     TOTAL                                              $ 3,250,000                                         $ 3,152,730 $ 3,272,993
                                                          =========                                           =========   =========


                  See Notes to Portfolios on Page D - 32.









                                D - 31.

 MUNICIPAL INVESTMENT TRUST FUND,
 MULTISTATE SERIES - 208 (FLORIDA, MISSOURI, NEW JERSEY,
 NEW YORK AND OHIO TRUSTS),
 DEFINED ASSET FUNDS

 NOTES TO PORTFOLIOS
 As of May 31, 1997

(1)   The ratings of the bonds are by Standard & Poor's Ratings Group, or by Moody's
      Investors Service, Inc. if followed by "(m)", or by Fitch Investors Service, Inc.
      if followed by "(f)"; "NR" indicates that this bond is not curently rated by any of the above-mentioned rating services. These ratings have been furnished by the Evaluator but not confirmed with the rating agencies. See "Description of Ratings" in
      Part B of this Prospectus.

(2)   See Notes to Financial Statements.

(3)   Optional redemption provisions, which may be exercised in whole or in part, are initially at prices of par plus a premium, then subsequently at prices declining to par. Certain securities may provide for redemption at par prior or in addition to any optional or mandatory redemption dates or maturity, for example, through the operation of a maintenance and replacement fund, if proceeds are not able to be used as contemplated, the project is condemned or sold or the project is destroyed and insurance proceeds are used to redeem the securities. Many of the securities are also subject to mandatory sinking fund redemption commencing on dates which may be prior to the date on which securities may be optionally redeemed. Sinking fund redemptions are at par and redeem only part of the issue. Some of the securities have mandatory sinking funds which contain optional provisions permitting the issuer to increase the principal amount of securities called on a mandatory redemption date. The sinking fund redemptions with optional provisions may, and optional refunding redemptions generally will, occur at times when the redeemed securities have an offering side evaluation which represents a premium over par. To the extent that the securities were acquired at a price higher than the redemption price, this will represent a loss of capital when compared with the Public Offering Price of the Units when acquired. Distributions will generally be reduced by the amount of the income which would otherwise have been paid with respect to redeemed securities and there will be distributed to Holders any principal amount and premium received on such redemption after satisfying any redemption requests for Units received by the Fund. The estimated current return may be affected by redemptions. The tax effect on
      Holders of redemptions and related distributions is described under "Taxes"
      in this Prospectus, Part B.

(4)   All securities are insured, either on an individual basis or by portfolio insurance, by a municipal bond insurance company which has been assigned
      "AAA" claims paying ability by Standard & Poor's. Accordingly, Standard &
      Poor's has assigned a "AAA" rating to the securities. Securities covered by portfolio insurance are rated "AAA" only as long as they remain in the Trust.
      See "Risk Factors - Bonds Backed by Letters of Credit or Insurance" in this
      Prospectus, Part B.

(5)   Insured by the indicated municipal bond insurance company. See "Risk Factors -
      Bonds Backed by Letters of Credit or Insurance" in this Prospectus, Part B.


                            D - 32.

                        MUNICIPAL INVESTMENT TRUST FUND
                               MULTISTATE SERIES
                              DEFINED ASSET FUNDS
I want to learn more about automatic reinvestment in the Investment Accumulation Program. Please send me information about participation in the Municipal Fund Accumulation Program, Inc. and a current Prospectus.
My name (please
print) ________________________________________________________________________
My address (please print):
Street and Apt.
No. ___________________________________________________________________________
City, State, Zip
Code __________________________________________________________________________
This page is a self-mailer. Please complete the information above, cut along the dotted line, fold along the lines on the reverse side, tape, and mail with the Trustee's address displayed on the outside.

BUSINESS REPLY MAIL                                              NO POSTAGE
FIRST CLASS PERMIT NO. 644, NEW YORK, NY                         NECESSARY
                                                                 IF MAILED
POSTAGE WILL BE PAID BY ADDRESSEE                                  IN THE
          THE CHASE MANHATTAN BANK (MITF)                      UNITED STATES
          RETAIL PROCESSING DEPARTMENT
          BOWLING GREEN STATION
          P.O. BOX 5179
          NEW YORK, NY 10274-5179


--------------------------------------------------------------------------------
                            (Fold along this line.)

--------------------------------------------------------------------------------
                            (Fold along this line.)

                             DEFINED ASSET FUNDSSM
                               PROSPECTUS--PART B
                        MUNICIPAL INVESTMENT TRUST FUND
                      DEFINED ASSET FUNDS MUNICIPAL SERIES
 FURTHER DETAIL REGARDING ANY OF THE INFORMATION PROVIDED IN THE PROSPECTUS MAY
                                  BE OBTAINED
      WITHIN FIVE DAYS BY WRITING OR CALLING THE TRUSTEE, THE ADDRESS AND TELEPHONE NUMBER OF WHICH ARE SET FORTH ON THE BACK COVER OF PART A OF THIS
                                  PROSPECTUS.

                                     Index


                                                          PAGE
                                                        ---------
Fund Description......................................          1
Risk Factors..........................................          2
How to Buy Units......................................          8
How to Redeem or Sell Units...........................         10
Income, Distributions and Reinvestment................         11
Fund Expenses.........................................         12
Taxes.................................................         13
Records and Reports...................................         14
                                                          PAGE
                                                        ---------
Trust Indenture.......................................         14
Miscellaneous.........................................         15
Exchange Option.......................................         17
Appendix A--Description of Ratings....................        a-1
Appendix B--Secondary Market Sales Charge Schedule....        b-1
Appendix C--Sales Charge Schedules for Municipal Asset
Funds, Municipal Series...............................        c-1
Supplemental Information...............................Back Cover


FUND DESCRIPTION

BOND PORTFOLIO SELECTION

     Professional buyers for Defined Asset Funds, with access to extensive research, selected the Bonds for the Portfolio after considering the Fund's investment objective as well as the quality of the Bonds (all Bonds in the Portfolio are initially rated in the category A or better by at least one nationally recognized rating organization or have comparable credit characteristics), the yield and price of the Bonds compared to similar securities, the maturities of the Bonds and the diversification of the Portfolio. Only issues meeting these stringent criteria of Defined Asset Funds were deposited in the Portfolio. No leverage or borrowing is used nor does the Portfolio contain other kinds of securities to enhance yield. A summary of the Bonds in the Portfolio appears in Part A of the Prospectus. In a Fund that includes multiple Trusts or Portfolios, the word Fund should be understood to mean each individual Trust or Portfolio.

     The deposit of the Bonds in the Fund on the initial date of deposit established a proportionate relationship among the face amounts of the Bonds. During the 90-day period following the initial date of deposit the Sponsors may deposit additional Bonds in order to create new Units, maintaining to the extent possible that original proportionate relationship. Deposits of additional Bonds subsequent to the 90-day period must generally replicate exactly the proportionate relationship among the face amounts of the Bonds at the end of the initial 90-day period.

     Yields on bonds depend on many factors including general conditions of the bond markets, the size of a particular offering and the maturity and quality rating of the particular issues. Yields can vary among bonds with similar maturities, coupons and ratings. Ratings represent opinions of the rating organizations as to the quality of the bonds rated, based on the credit of the issuer or any guarantor, insurer or other credit provider, but these ratings are only general standards of quality (see Appendix A).

     After the initial date of deposit, the ratings of some Bonds may be reduced or withdrawn, or the credit characteristics of the Bonds may no longer be comparable to bonds rated A or better. Bonds rated BBB or Baa (the lowest investment grade rating) or lower may have speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade bonds. Bonds rated below investment grade or unrated bonds with similar credit characteristics are often subject to greater market fluctuations and risk of loss of principal and income than higher grade bonds and their value may decline precipitously in response to rising interest rates.

     Because each Defined Asset Fund is a preselected portfolio of bonds, you know the securities, maturities, call dates and ratings before you invest. Of course, the Portfolio will change somewhat over time, as Bonds mature, are redeemed or are sold to meet Unit redemptions or in other limited circumstances. Because the Portfolio is not actively managed and principal is returned as the Bonds are disposed of, this principal should be relatively unaffected by changes in interest rates.

BOND PORTFOLIO SUPERVISION

     The Fund follows a buy and hold investment strategy in contrast to the frequent portfolio changes of a managed fund based on economic, financial and market analyses. The Fund may retain an issuer's bonds despite adverse financial developments. Experienced financial analysts regularly review the Portfolio and a Bond may be sold in certain circumstances including the occurrence of a default in payment or other default on the Bond, a decline in the projected income pledged for debt service on a revenue bond, institution of certain legal proceedings, if the Bond becomes taxable or is otherwise inconsistent with the Fund's investment objectives, a decline in the price of the Bond or the occurrence of other market or credit factors (including advance refundings) that, in the opinion of the Sponsors makes retention of the Bond detrimental to the interests of investors. The Trustee must generally reject any offer by an issuer of a Bond to exchange another security pursuant to a refunding or refinancing plan.

     Every investment involves some risk; for example, the market prices of most fixed-income investments decline when interest rates rise, and this exposure increases with the remaining life of the investment. Historically, however, municipal bonds generally have been second only in creditworthiness to U.S. government obligations. Municipal unit trusts can be an efficient alternative to investing in actively managed funds. Active management of a portfolio of quality municipal bonds may not be as important as with other securities. Insured bonds provide additional assurance of prompt payments of interest and principal (but not stability of market value). the price of the Bond or the occurrence of other market or credit factors (including advance refunding) that, in the opinion of the Sponsors makes retention of the Bond detrimental to the interests of investors. The Trustee must generally reject any offer by an issuer of a Bond to exchange another security pursuant to a refunding or refinancing plan.

     The Sponsors and the Trustee are not liable for any default or defect in a Bond. If a contract to purchase any Bond fails within the 90-day period following the initial date of deposit, the Sponsors may generally deposit a replacement bond so long as it is a tax-exempt bond that is not a 'when, as and if issued' bond, has a fixed maturity or disposition date substantially similar to the failed Bond and is rated A or better by at least one nationally recognized rating organization or has comparable credit characteristics. A replacement bond must be deposited within 110 days after the initial date of deposit, at a cost that does not exceed the funds reserved for purchasing the failed Bond and at a yield to maturity and current return substantially equivalent (considering then current market conditions and relative creditworthiness) to those of the failed Bond, as of the date the failed contract was deposited.

RISK FACTORS

     An investment in the Fund entails certain risks, including the risk that the value of your investment will decline with increases in interest rates. Generally speaking, bonds with longer maturities will fluctuate in value more than bonds with shorter maturities. In recent years there have been wide fluctuations in interest rates and in the value of fixed-rate bonds generally. The Sponsors cannot predict the direction or scope of any future fluctuations.

     Certain of the Bonds may have been deposited at a market discount or premium principally because their interest rates are lower or higher than prevailing rates on comparable debt securities. The current returns of market discount bonds are lower than comparably rated bonds selling at par because discount bonds tend to increase in market value as they approach maturity. The current returns of market premium bonds are higher than comparably rated bonds selling at par because premium bonds tend to decrease in market value as they approach maturity. Because part of the purchase price is returned through current income payments and not at maturity, an early redemption at par of a premium bond will result in a reduction in yield to the Fund. Market premium or discount attributable to interest rate changes does not indicate market confidence or lack of confidence in the issue.

     Certain Bonds deposited into the Fund may have been acquired on a when-issued or delayed delivery basis. The purchase price for these Bonds is determined prior to their delivery to the Fund and a gain or loss may result from fluctuations in the value of the Bonds. Additionally, if the value of any short-term Bonds intended for payment of the periodic deferred sales charge, together with the interest thereon, were to become insufficient to pay these charges, additional bonds would be required to be sold.

     The Fund may be concentrated in one or more of types of bonds. Concentration in a State may involve additional risk because of the decreased diversification of economic, political, financial and market risks. Set forth below is a brief description of certain risks associated with bonds which may be held by the Fund. Additional information is contained in the Information Supplement which is available from the Trustee at no charge to the investor.

GENERAL OBLIGATION BONDS

     Certain of the Bonds may be general obligations of a governmental entity. General obligation bonds are backed by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. However, the taxing power of any governmental entity may be limited by provisions of state constitutions or laws and its credit will depend on many factors, including an erosion of the tax base resulting from population declines, natural disasters, declines in the state's industrial base or an inability to attract new industries, economic limits on the ability to tax without eroding the tax base and the extent to which the entity relies on federal or state aid, access to capital markets or other factors beyond the entity's control. In addition, political restrictions on the ability to tax and budgetary constraints affecting state governmental aid may have an adverse impact on the creditworthiness of cities, counties, school districts and other local governmental units. Recent and significant changes in Federal welfare policy may have substantial negative impact on certain states, and localities within those states, making their ability to maintain balanced finances more difficult in the future.

MORAL OBLIGATION BONDS

     The Portfolio may include 'moral obligation' bonds. If an issuer of moral obligation bonds is unable to meet its obligations, the repayment of the bonds becomes a moral commitment but not a legal obligation of the state or local government in question. Even though the state or local government may be called on to restore any deficits in capital reserve funds of the agencies or authorities which issued the bonds, any restoration generally requires appropriation by the state or local legislature and does not constitute a legally enforceable obligation or debt of the state or local government. The agencies or authorities generally have no taxing power.

REFUNDED BONDS

     Refunded bonds are typically secured by direct obligations of the U.S. Government or in some cases obligations guaranteed by the U.S. Government placed in an escrow account maintained by an independent trustee until maturity or a predetermined redemption date. These obligations are generally noncallable prior to maturity or the predetermined redemption date. In a few isolated instances, however, bonds which were thought to be escrowed to maturity have been called for redemption prior to maturity.

MUNICIPAL REVENUE BONDS

     Municipal revenue bonds are tax-exempt securities issued by states, municipalities, public authorities or similar entities to finance the cost of acquiring, constructing or improving various projects. Municipal revenue bonds are not general obligations of governmental entities backed by their taxing power and payment is generally solely dependent upon revenues of the project, excise taxes or state appropriations. Examples of municipal revenue bonds are:

        Municipal utility bonds, including electrical, water and sewer revenue bonds, whose payments are dependent on various factors, including the rates the utilities may charge, the demand for their services and their operating costs, including expenses to comply with environmental legislation and other energy and licensing laws and regulations. Utilities are particularly sensitive to, among other things, the effects of inflation on operating and construction costs, the unpredictability of future usage requirements, the costs and availability of fuel and, with certain electric utilities, the risks associated with the nuclear industry. The movement to introduce competition in the investor-owned electric utility industry is likely to indirectly affect municipal utility systems by inducing them to maintain rates as low as possible. In this effort to keep rates low, municipal utilities may have more trouble raising rates to completely recover investment in generating plant;

        Lease rental bonds which are generally issued by governmental financing authorities with no direct taxing power for the purchase of equipment or construction of buildings that will be used by a state or local government. Lease rental bonds are generally subject to an annual risk that the lessee government might not appropriate funds for the leasing rental payments to service the bonds and may also be subject to the risk that rental obligations may terminate in the event of damage to or destruction or condemnation of the equipment or building;

        Multi-family housing revenue bonds and single family mortgage revenue bonds which are issued to provide financing for various housing projects and which are payable primarily from the revenues derived from mortgage loans to housing projects for low to moderate income families or notes secured by mortgages on residences; repayment of this type of bond is therefore dependent upon, among other things, occupancy levels, rental income, the rate of default on underlying mortgage loans, the ability of mortgage insurers to pay claims, the continued availability of federal, state or local housing subsidy programs, economic conditions in local markets, construction costs, taxes, utility costs and other operating expenses and the managerial ability of project managers. Housing bonds are generally prepayable at any time and therefore their average life will ordinarily be less than their stated maturities;

        Hospital, mental health, nursing home, retirement community and visiting nurse bonds whose payments are dependent upon revenues of hospitals and other health care providers. These revenues come from private third-party payors and government programs, including the Medicare and Medicaid programs, which have generally undertaken cost containment measures to limit payments to health care providers. Hospitals must also deal with shifting competition resulting from hospital mergers and affiliations and the need to reduce costs as HMOs increase market penetration. Nursing homes need to keep residential facilities for the elderly, which are not reimbursable from Medicare/Medicaid, on a profitable basis. Hospital supply and drug companies must deal with their need to raise prices in an environment where hospitals and other health care providers are under intense pressure to keep their costs low. Hospitals and health care providers are subject to various legal claims by patients and others and are adversely affected by increasing costs of insurance. The Internal Revenue Service has been engaged in a program of intensive audits of certain large tax-exempt hospital and health care providers. Although these audits have not yet been completed, it has been reported that the tax-exempt status of some of these organizations may be revoked. Some hospitals have been required to pay monetary penalties to the IRS;

        Airport, port, highway and transit authority revenue bonds which are dependent for payment on revenues from the financed projects, including user fees from ports and airports, tolls on turnpikes and bridges, rents from buildings, transit fare revenues and additional financial resources including federal and state subsidies, lease rentals paid by state or local governments or a pledge of a special tax such as a sales tax or a property tax. In the case of the air travel industry, airport income is largely affected by the airlines' ability to meet their obligations under use agreements which in turn is affected by increased competition among airlines, excess capacity and increased fuel costs, among other factors;

        Solid waste disposal bonds which are generally payable from dumping and user fees and from revenues that may be earned by the facility on the sale of electrical energy generated in the combustion of waste products and which are therefore dependent upon the ability of municipalities to fully utilize the facilities, sufficient supply of waste for disposal, economic or population growth, the level of construction and maintenance costs, the existence of lower-cost alternative modes of waste processing and increasing environmental regulation. A recent decision of the U.S. Supreme Court limiting a municipality's ability to require use of its facilities may have an adverse affect on the credit quality of various issues of these bonds;

        Special tax bonds which are not secured by general tax revenues but are only payable from and secured by the revenues derived by a municipality from a particular tax--for example, a tax on the rental of a hotel room, on the purchase of food and beverages, on the rental of automobiles or on the consumption of liquor and may therefore be adversely affected by a reduction in revenues resulting from a decline in the local economy or population or a decline in the consumption, use or cost of the goods and services that are subject to taxation;

        Student loan revenue bonds which are typically secured by pledges of new or existing student loans. The loans, in turn, are generally either guaranteed by eligible guarantors and reinsured by the Secretary of the U.S. Department of Education, directly insured by the federal government, or financed as part of supplemental or alternative loan programs within a state (e.g., loan repayments are not guaranteed). These bonds often permit the issuer to enter into interest rate swap agreements with eligible counterparties in which event the bonds are subject to the additional risk of the counterparty's ability to fulfill its swap obligation;

        University and college bonds, the payments on which are dependent upon various factors, including the size and diversity of their sources of revenues, enrollment, reputation, the availability of endowments and other funds and, in the case of public institutions, the financial condition of the relevant state or other governmental entity and its policies with respect to education; and

        Tax increment and tax allocation bonds, which are secured by ad valorem taxes imposed on the incremental increase of taxable assessed valuation of property within a jurisdiction above an established base of assessed value. The issuers of these bonds do not have general taxing authority and the tax assessments on which the taxes used to service the bonds are based may be subject to devaluation due to market price declines or governmental action.

     Puerto Rico. Certain Bonds may be affected by general economic conditions in the Commonwealth of Puerto Rico. Puerto Rico's economy is largely dependent for its development on federal programs, and current federal budgetary policies suggest that an expansion of its programs is unlikely. Reductions in federal tax benefits or incentives or curtailment of spending programs (such as the recently enacted phased repeal of the Puerto Rico and possession federal tax credit) could adversely affect the Puerto Rican economy.

     Industrial Development Revenue Bonds. Industrial development revenue bonds are municipal obligations issued to finance various privately operated projects including pollution control and manufacturing facilities. Payment is generally solely dependent upon the creditworthiness of the corporate operator of the project and, in certain cases, an affiliated or third party guarantor and may be affected by economic factors relating to the particular industry as well as varying degrees of governmental regulation. In many cases industrial revenue bonds do not have the benefit of covenants which would prevent the corporations from engaging in capital restructurings or borrowing transactions which could reduce their ability to meet their obligations and result in a reduction in the value of the Portfolio.

BONDS BACKED BY REPURCHASE COMMITMENTS

     Certain Funds contain Bonds that were purchased from commercial banks, savings banks, savings and loan associations or other institutions (thrifts) that had held the Bonds in their investment portfolios prior to selling the Bonds to the Fund. These banks or thrifts (the Sellers) have committed to repurchase the Bonds from the Fund in certain circumstances. In some cases a Seller's Repurchase Commitments may be backed by a security interest in collateral or by a letter of credit (see Bonds Backed by Letters or Insurance below).

     A Seller may have committed to repurchase any Bond sold by it if necessary to satisfy investors' unit redemption requests (a Liquidity Repurchase). A Seller may also have committed to repurchase any Bonds sold by it if the issuer of the Bond fails to make payments of interest or principal on the Bond (a Default Repurchase) or if the issuer becomes or is deemed to be bankup or insolvent (an Insolvency Repurchase). A Seller may have committed to repurchase any Bond if the interest on that Bond becomes taxable (a Tax Repurcase). Investors should realize that they are subject to having all or a portion of the principal amount of their investment returned prior to termination of the Fund if any of these situations occurs. A Seller may also have committed to repurchase the Bonds sold by it on their scheduled disposition dates (as shown under Portfolio in Part A) (a Disposition Repurchase). The price at which any of these repurchases will occur (the Put Price) is hown in Part A of the Prospectus. Any collateral securing any of the Repurchase Commitments may consist of mortgage-backed securities issued by GNMA (Ginnie Maes), FNMA (Fannie
Maes) or FHLMC (Freddie Macs); mortgages; municipal obligations; corporate obligations; U.S. government securities; and cash.

     Investors in a Fund containing any of these credit-supported Bonds should be aware that many thrifts have failed in recent years and that the thrift industry generally has experienced severe strains. New federal legislation has resulted that imposes new limitations on the ways banks and thrifts may do business and mandates aggressive, early intervention into unhealthy institutions. One result of this legislation is an increased possibility of early payment of the principal amount of an investment in Bonds backed by collateralized letters of credit or repurchase commitments if a Seller becomes or is deemed to be insolvent.

BONDS BACKED BY LETTERS OF CREDIT OR INSURANCE

     Certain Bonds may be secured by letters of credit issued by commercial banks or savings banks, savings and loan associations and similar thrift institutions or are direct obligations of banks or thrifts. The letter of credit may be drawn upon, and the Bonds redeemed, if an issuer fails to pay amounts due on the Bonds or, in certain cases, if the interest on the Bond becomes taxable. Letters of credit are irrevocable obligations of the issuing institutions. The profitability of a financial institution is largely dependent upon the credit quality of its loan portfolio which, in turn, is affected by the institution's underwriting criteria, concentrations within the portfolio and specific industry and general economic conditions. The operating performance of financial institutions is also impacted by changes in interest rates, the availability and cost of funds, the intensity of competition and the degree of governmental regulation.

     Certain Bonds may be insured or guaranteed by insurance companies listed below. The claims-paying ability of each of these companies, unless otherwise indicated, was rated AAA by Standard & Poor's or another nationally recognized rating organization at the time the insured Bonds were purchased by the Fund. The ratings are subject to change at any time at the discretion of the rating agencies. In an Insured Series, in the event that the rating of an insurance company insuring a bond is reduced, the Sponsors are authorized to direct the Trustee to obtain other insurance on behalf of the Fund. The insurance policies guarantee the timely payment of principal and interest on the Bonds but do not guarantee their market value or the value of the Units. The insurance policies generally do not provide for accelerated payments of principal, except at the sole option of the insurer, or cover redemptions resulting from events of taxability.

      The following summary information relating to the listed insurance companies has been obtained from publicly available information:


                                                                                        FINANCIAL INFORMATION
                                                                                      AS OF DECEMBER 31, 1996
                                                                                     (IN MILLIONS OF DOLLARS)
                                                                         --------------------------------------
                                                                                            POLICYHOLDERS'
                        NAME                          DATE ESTABLISHED   ADMITTED ASSETS           SURPLUS
----------------------------------------------------  -----------------  ---------------  ---------------------
AMBAC Indemnity Corporation.........................           1970        $     2,585         $       899
Asset Guaranty Insurance Co. (AA by S&P)                       1988                204                  87
Capital Markets Assurance Corp. (CAPMAC)............           1987                321                 194
Connie Lee Insurance Company........................           1987                233                 116
Continental Casualty Company (A+ by S&P)                       1948             21,168               4,638
Financial Guaranty Insurance Company................           1984              2,392               1,093
Financial Security Assurance Inc. (FSA) (including
  Financial Security Assurance of Maryland Inc.
  (FSAM) (formerly Capital Guaranty Insurance
  Company)..........................................           1984              1,155                 449
Firemen's Insurance Company of Newark, NJ (A-by
  S&P)..............................................           1855              1,930                 420
Industrial Indemnity Co. (HIBI) (A+ by S&P).........           1920              1,368                 219
MBIA Insurance Corporation..........................           1986              4,189               1,467


     Insurance companies are subject to extensive regulation and supervision where they do business by state insurance commissioners who regulate the standards of solvency which must be maintained, the nature of and limitations on investments, reports of financial condition, and requirements regarding reserves for unearned premiums, losses and other matters. A significant portion of the assets of insurance companies are required by law to be held in reserve against potential claims on policies and is not available to general creditors. Although the federal government does not regulate the business of insurance, federal initiatives including pension regulation, controls on medical care costs, minimum standards for no-fault automobile insurance, national health insurance, tax law changes affecting life insurance companies and repeal of the antitrust exemption for the insurance business can significantly impact the insurance business.

STATE RISK FACTORS

Investment in a single State Trust, as opposed to a Fund which invests in the obligations of several states, may involve some additional risk due to the decreased diversification of economic, political, financial and market risks. A brief description of the factors which may affect the financial condition of the applicable State for any State Trust, together with a summary of tax considerations relating to that State, appear in Part A of the Prospectus; further information is contained in the Information Supplement.

LITIGATION AND LEGISLATION

     The Sponsors do not know of any pending litigation as of the initial date of deposit which might reasonably be expected to have a material adverse effect upon the Fund. At any time after the initial date of deposit, litigation may be initiated on a variety of grounds, or legislation may be enacted, affecting the Bonds in the Fund. Litigation, for example, challenging the issuance of pollution control revenue bonds under environmental protection statutes may affect the validity of certain Bonds or the tax-free nature of their interest. While the outcome of litigation of this nature can never be entirely predicted, opinions of bond counsel are delivered on the date of issuance of each Bond to the effect that it has been validly issued and that the interest thereon is exempt from federal income tax. From time to time, proposals are introduced in Congress to, among other things, reduce federal income tax rates, impose a flat tax, exempt investment income from tax or abolish the federal income tax and replace it with another form of tax. Enactment of any such legislation could adversely affect the value of the Units. The Fund, however, cannot predict what legislation, if any, in respect of tax rates may be proposed, nor can it predict which proposals, if any, might be enacted.

     Also, certain proposals, in the form of state legislative proposals or voter initiatives, seeking to limit real property taxes have been introduced in various states, and an amendment to the constitution of the State of California, providing for strict limitations on real property taxes, has had a significant impact on the taxing powers of local governments and on the financial condition of school districts and local governments in California. In addition, other factors may arise from time to time which potentially may impair the ability of issuers to make payments due on the Bonds. Under the Federal Bankruptcy Code, for example, municipal bond issuers, as well as any underlying corporate obligors or guarantors, may proceed to restructure or otherwise alter the terms of their obligations.

     From time to time Congress considers proposals to prospectively and retroactively tax the interest on state and local obligations, such as the Bonds. The Supreme Court clarified in South Carolina v. Baker (decided on April 20, 1988) that the U.S. Constitution does not prohibit Congress from passing a nondiscriminatory tax on interest on state and local obligations. This type of legislation, if enacted into law, could require investors to pay income tax on interest from the Bonds and could adversely affect an investment in Units. See Taxes.

PAYMENT OF THE BONDS AND LIFE OF THE FUND

     The size and composition of the Portfolio will change over time. Most of the Bonds are subject to redemption prior to their stated maturity dates pursuant to optional refunding or sinking fund redemption provisions or otherwise. In general, optional refunding redemption provisions are more likely to be exercised when the value of a Bond is at a premium over par than when it is at a discount from par. Some Bonds may be subject to sinking fund and extraordinary redemption provisions which may commence early in the life of the Fund. Additionally, the size and composition of the Fund will be affected by the level of redemptions of Units that may occur from time to time. Principally, this will depend upon the number of investors seeking to sell or redeem their Units and whether or not the Sponsors are able to sell the Units acquired by them in the secondary market. As a result, Units offered in the secondary market may not represent the same face amount of Bonds as on the initial date of deposit. Factors that the Sponsors will consider in determining whether or not to sell Units acquired in the secondary market include the diversity of the Portfolio, the size of the Fund relative to its original size, the ratio of Fund expenses to income, the Fund's current and long-term returns, the degree to which Units may be selling at a premium over par and the cost of maintaining a current prospectus for the Fund. These factors may also lead the Sponsors to seek to terminate the Fund earlier than its mandatory termination date.

FUND TERMINATION

     The Fund will be terminated no later than the mandatory termination date specified in Part A of the Prospectus. It will terminate earlier upon the disposition of the last Bond or upon the consent of investors holding 51% of the Units. The Fund may also be terminated earlier by the Sponsors once the total assets of the Fund have fallen below the minimum value specified in Part A of the Prospectus. A decision by the Sponsors to terminate the Fund early will be based on factors similar to those considered by the Sponsors in determining whether to continue the sale of Units in the secondary market.

     Notice of impending termination will be provided to investors and thereafter units will no longer be redeemable. On or shortly before termination, the Fund will seek to dispose of any Bonds remaining in the

Portfolio although any Bond unable to be sold at a reasonable price may continue to be held by the Trustee in a liquidating trust pending its final disposition. A proportional share of the expenses associated with termination, including brokerage costs in disposing of Bonds, will be borne by investors remaining at that time. This may have the effect of reducing the amount of proceeds those investors are to receive in any final distribution.

LIQUIDITY

     Up to 40% of the value of the Portfolio may be attributable to guarantees or similar security provided by corporate entities. These guarantees or other security may constitute restricted securities that cannot be sold publicly by the Trustee without registration under the Securities Act of 1933, as amended. The Sponsors nevertheless believe that, should a sale of the Bonds guaranteed or secured be necessary in order to meet redemption of Units, the Trustee should be able to consummate a sale with institutional investors.

     The principal trading market for the Bonds will generally be in the over-the-counter market and the existence of a liquid trading market for the Bonds may depend on whether dealers will make a market in them. There can be no assurance that a liquid trading market will exist for any of the Bonds, especially since the Fund may be restricted under the Investment Company Act of 1940 from selling Bonds to any Sponsor. The value of the Portfolio will be aasdversely affected if trading markets for the Bonds are limited or absent.

HOW TO BUY UNITS

     Units are available from any of the Sponsors, Underwriters and other broker-dealers at the Public Offering Price plus accrued interest on the Units. The Public Offering Price varies each Business Day with changes in the value of the Portfolio and other assets and liabilities of the Fund.

     Net accrued interest and principal cash, if any, are added to the Public Offering Price, the Sponsors' Repurchase Price and the Redemption Price per Unit. This represents the interest accrued on the Bonds, net of Fund expenses, from the initial date of deposit to, but not including, the settlement date for Units (less any prior distributions of interest income to investors). Bonds deposited also carry accrued but unpaid interest up to the initial date of deposit. To avoid having investors pay this additional accrued interest (which earns no return) when they purchase Units, the Trustee advances and distributes this amount to the Sponsors; it recovers this advance from interest received on the Bonds. Because of varying interest payment dates on the Bonds, accrued interest at any time will exceed the interest actually received by the Fund.

     Because accrued interest on the Bonds is not received by the Fund at a constant rate throughout the year, any Monthly Income Distribution may be more or less than the interest actually received by the Fund. To eliminate fluctuations in the Monthly Income Distribution, a portion of the Public Offering Price may consist of cash in an amount necessary for the Trustee to provide approximately equal distributions. Upon the sale or redemption of Units, investors will receive their proportionate share of this cash. In addition, if a Bond is sold, redeemed or otherwise disposed of, the Fund will periodically distribute to investors the portion of this cash that is attributable to the Bond.

     The regular Monthly Income Distribution is stated in Part A of the Prospectus and will change as the composition of the Portfolio changes over time.

PUBLIC OFFERING PRICE--THE FOLLOWING SECTIONS APPLY TO TWO DIFFERENT TYPES OF DEFINED MUNICIPAL FUNDS. INVESTORS SHOULD NOTE THE EXACT NAME OF THE FUND ON THE COVER OF PART A OF THE PROSPECTUS TO MAKE SURE THEY REFER TO THE CORRECT SECTION BELOW.

SECTION A--MUNICIPAL INVESTMENT TRUST FUND

Funds Without a Deferred Sales Charge:

     In the secondary market (after the initial offering period), the Public Offering Price is based on the bid side evaluation of the Bonds, and includes a sales charge based (a) on the number of Units of the Fund and any other Series of Municipal Investment Trust Fund purchased in the secondary market on the same day by a single purchaser (see Secondary Market sales charge scheduled in Appendix B) and (b) the maturities of the underlying Bonds (see Effective Sales Charge Schedule in Appendix B). To qualify for a reduced sales charge, the dealer must confirm that the sale is to a single purchaser or is purchased for its own account and not for distribution. For these purposes, Units held in the name of the purchaser's spouse or child under 21 years of age are deemed to be purchased by a single purchaser. A trustee or other fiduciary purchasing securities for a single trust estate or single fiduciary account is also considered a single purchaser.

     In the secondary market, the Public Offering Price is further reduced depending on the maturities of the various Bonds in the Portfolio, by determining a sales charge percentage for each Bond, as stated in Effective Sales Charge in Appendix B. The sales charges so determined, multiplied by the bid side evaluation of the Bonds, are aggregated and the total divided by the number of Units outstanding to determine the Effective Sales Charge. On any purchase, the Effective Sales Charge is multiplied by the applicable secondary market sales charge percentage (depending on the number of Units purchased) in order to determine the sales charge component of the Public Offering Price.

Funds with a Deferred Sales Charge:

     In the secondary market (after the initial offering period), the Public Offering Price (and the Sponsors' Repurchase Price and the Redemption Price) is based on the lower, bid side evaluation of the Bonds at the next Evaluation Time after the order is received. Units redeemed or repurchased prior to the accrual of the final Deferred Sales Charge installment will have the amount of any remaining installments deducted from the redemption or repurchase proceeds, although this deduction will be waived in the event of the death or disability (as defined in the Internal Revenue Code of 1986) of an investor. Units purchased after the deduction of the first Deferred Sales Charge installment will be charged the up-front per Unit sales charge indicated in Part A of this Prospectus based on the Public Offering Price (less the value of the short-term bonds reserved to pay the deferred sales charge not yet accrued), multiplied by the number of Deferred Sales Charge installments already deducted. Units purchased after the deduction of the final Deferred Sales Charge installment will be subject only to an up-front sales charge based on the maturities of the bonds in the Portfolio, as set forth in Appendix B.

SECTION B--DEFINED ASSET FUNDS MUNICIPAL SERIES

     In the secondary market (after the initial offering period), the Public Offering Price (and the Sponsors' Repurchase Price and the Redemption Price) is based on the lower, bid side evaluation of the Bonds at the next Evaluation Time after the order is received. Investors will be subject to differing types and amounts of sales charge depending upon the timing of their purchases and redemptions of Units. A periodic deferred sales charge will be payable quarterly through about the fifth anniversary of the Fund from a portion of the interest on and principal of Bonds reserved for that purpose. Commencing on the first anniversary of the Fund, the Public Offering Price will also include an up-front sales charge applied to the value of the Bonds in the Portfolio. Lastly, investors redeeming their Units prior to the fourth anniversary of the Fund will be charged a contingent deferred sales charge payable out of the redemption proceeds of their Units. These charges may be less than you would pay to buy and hold a comparable managed fund. A complete schedule of sales charges appears in Appendix C. The Sponsors have received an opinion of their counsel that the deferred sales charge described in this Prospectus is consistent with an exemptive order received for the SEC.

EVALUATIONS

     Evaluations are determined by the independent Evaluator on each Business Day. This excludes Saturdays, Sundays and the following holidays as observed by the New York Stock Exchange: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. Bond evaluations are based on closing sales prices (unless the Evaluator deems these prices inappropriate). If closing sales prices are not available, the evaluation is generally determined on the basis of current bid or offer prices for the Bonds or comparable securities or by appraisal or by any combination of these methods. In the past, the bid prices of publicly offered tax-exempt issues have been lower than the offer prices by as much as 3 1/2% or more of face amount in the case of inactively traded issues and as little as 1/2 of 1% in the case of actively traded issues, but the difference between the offer and bid prices has averaged between 1 and 2% of face amount. Neither the Sponsors, the Trustee or the Evaluator will be liable for errors in the Evaluator's judgment. The fees of the Evaluator will be borne by the Fund.

CERTIFICATES

     Certificates for Units are issued upon request and may be transferred by paying any taxes or governmental charges and by complying with the requirements for redeeming Certificates (see How To Redeem or Sell Units--

Redeeming Units with the Trustee). Certain Sponsors collect additional charges for registering and shipping Certificates to purchasers. Lost or mutilated Certificates can be replaced upon delivery of satisfactory indemnity and payment of costs.

HOW TO REDEEM OR SELL UNITS

     You can redeem your Units at any time for a price based on net asset value. In addition, the Sponsors have maintained an uninterrupted secondary market for Units for over 20 years and will ordinarily buy back Units at the same price. The following describes these two methods to redeem or sell Units in greater detail.

REDEEMING UNITS WITH THE TRUSTEE

     You can always redeem your Units directly with the Trustee for net asset value. This can be done by sending the Trustee a redemption request together with any Unit certificates you hold, which must be properly endorsed or accompanied by a written transfer instrument with signatures guaranteed by an eligible institution. In certain instances, additional documents may be required such as a trust instrument, certificate of corporate authority, certificate of death or appointment as executor, administrator or guardian.

     Within seven days after the Trustee's receipt of your request containing the necessary documents, a check will be mailed to you in an amount based on the net asset value of your Units. Because of sales charges, market movements or changes in the Portfolio, net asset value at the time you redeem your Units may be greater or less than the original cost of your Units. Net asset value is calculated each Business Day by adding the value of the Bonds, net accrued interest, cash and the value of any other Fund assets; deducting unpaid taxes or other governmental charges, accrued but unpaid Fund expenses and any remaining deferred sales charges, unreimbursed Trustee advances, cash held to redeem Units or for distribution to investors and the value of any other Fund liabilities; and dividing the result by the number of outstanding Units.

     For Funds with deferred sales charges, if you redeem or sell your Units before the final deferred sales charge installment date, the remaining deferred sales charges will be deducted from the net asset value.

     As long as the Sponsors are maintaining a secondary market for Units (as described below), the Trustee will not actually redeem your Units but will sell them to the Sponsors for net asset value. If the Sponsors are not maintaining a secondary market, the Trustee will redeem your Units for net asset value or will sell your Units in the over-the-counter market if the Trustee believes it will obtain a higher net price for your Units. If the Trustee is able to sell the Units for a net price higher than net asset value, you will receive the net proceeds of the sale.

     If cash is not available in the Fund's Income and Capital Accounts to pay redemptions, the Trustee may sell Bonds selected by the Agent for the Sponsors based on market and credit factors determined to be in the best interest of the Fund. These sales are often made at times when the Bonds would not otherwise be sold and may result in lower prices than might be realized otherwise and may also reduce the size and diversity of the Fund. If Bonds are being sold during a time when additional Units are being created by the purchase of additional Bonds (as described under Portfolio Selection), Bonds will be sold in a manner designed to maintain, to the extent practicable, the proportionate relationship among the face amounts of each Bond in the Portfolio.

     The Trustee is authorized, on a redemption request for Units with a value exceeding $250,000 by any investor who acquired 25% or more of the outstanding Units of a Trust, to pay part or all of the redemption 'in kind' (by the distribution of Bonds and cash with an aggregate value equal to the applicable Redemption Price of the Units tendered for redemption). The Trustee will attempt to make a pro rata distribution of Bonds in the Portfolio, but reserves the right to distribute solely one or more Bonds. The distribution will be made to the distribution agent and either held for the account of the investor or disposed of in accordance with the instructions of the investor. Any transaction costs as well as transfer and ongoing custodial fees on sales of the Bonds distributed in kind will be borne by the redeeming investor.

     Redemptions may be suspended or payment postponed (i) if the New York Stock Exchange is closed (other than customary weekend and holiday closings), (ii) if the SEC determines that trading on the New York Stock Exchange is restricted or that an emergency exists making disposal or evaluation of the Bonds not reasonably practicable or (iii) for any other period permitted by SEC order.

SPONSORS' SECONDARY MARKET FOR UNITS

     The Sponsors, while not obligated to do so, will buy back Units at net asset value without any other fee or charge as long as they are maintaining a secondary market for Units. Because of sales charges, market movements or changes in the portfolio, net asset value at the time you sell your Units may be greater or less than the original cost of your Units. The Sponsors may resell the Units to other buyers or redeem the Units by tendering them to the Trustee. You should consult your financial professional for current market prices to determine if other broker-dealers or banks are offering higher prices for Units.

     The Sponsors may discontinue the secondary market for Units without prior notice if the supply of Units exceeds demand or for other business reasons. Regardless of whether the Sponsors maintain a secondary market, you have the right to redeem your Units for net asset value with the Trustee at any time, as described above.

INCOME, DISTRIBUTIONS AND REINVESTMENT

INCOME

     Some of the Bonds may have been purchased on a when-issued basis or may have a delayed delivery. Since interest on these Bonds does not begin to accrue until the date of their delivery to the Fund, the Trustee's annual fee and expenses may be reduced to provide tax-exempt income to investors for this non-accrual period. If a when-issued Bond is not delivered until later than expected and the amount of the Trustee's annual fee and expenses is insufficient to cover the additional accrued interest, the Sponsors will treat the contracts as failed Bonds. The Trustee is compensated for its fee reduction by drawing on the letter of credit deposited by the Sponsors before the settlement date for these Bonds and depositing the proceeds in a non-interest bearing account for the Fund.

     Interest received is credited to an Income Account and other receipts to a Capital Account. A Reserve Account may be created by withdrawing from the Income and Capital Accounts amounts considered appropriate by the Trustee to reserve for any material amount that may be payable out of the Fund.

DISTRIBUTIONS

     Each Unit receives an equal share of monthly distributions of interest income net of estimated expenses. Interest on the Bonds is generally received by the Fund on a semi-annual or annual basis. Because interest on the Bonds is not received at a constant rate throughout the year, any Monthly Income Distribution may be more or less than the interest actually received. To eliminate fluctuations in the Monthly Income Distribution, the Trustee will advance amounts necessary to provide approximately equal interest distributions; it will be reimbursed, without interest, from interest received on the Bonds, but the Trustee is compensated, in part, by holding the Fund's cash balances in non-interest bearing accounts. Along with the Monthly Income Distributions, the Trustee will distribute the investor's pro rata share of principal received from any disposition of a Bond to the extent available for distribution. In addition, distributions of amounts necessary to pay any deferred sales charge will be made from the Capital and Income Accounts to an account maintained by the Trustee for purposes of satisfying investors' sales charge obligations.

     The estimated annual income per Unit, after deducting estimated annual Fund expenses and the portion of any deferred sales charge payable from interest income) as stated in Part A of the Prospectus, will change as Bonds mature, are called or sold or otherwise disposed of, as replacement bonds are deposited and as Fund expenses change. Because the Portfolio is not actively managed, income distributions will generally not be affected by changes in interest rates. Depending on the financial conditions of the issuers of the Bonds, the amount of income should be substantially maintained as long as the Portfolio remains unchanged; however, optional bond redemptions or other Portfolio changes may occur more frequently when interest rates decline, which would result in early returns of principal and possibly earlier termination of the Fund.

RETURN CALCULATIONS

     Estimated Current Return shows the estimated annual cash to be received from interest-bearing bonds in a Portfolio (net of estimated annual expenses) divided by the Public Offering Price (including the maximum sales charge). Estimated Long Term Return is a measure of the estimated return over the estimated life of the Trust. This represents an average of the yields to maturity (or in certain cases, to an earlier call date) of the individual

Bonds in the Portfolio, adjusted to reflect the maximum sales charge and estimated expenses. The average yield for the Portfolio is derived by weighting each Bond's yield by its market value and the time remaining to the call or maturity date, depending on how the Bond is priced. Unlike Estimated Current Return, Estimated Long Term Return takes into account maturities, discounts and premiums of the underlying Bonds.

     No return estimate can be predictive of your actual return because returns will vary with purchase price (including sales charges), how long units are held, changes in Portfolio composition, changes in interest income and changes in fees and expenses. Therefore, Estimated Current Return and Estimated Long Term Return are designed to be comparative rather than predictive. A yield calculation which is more comparable to an individual Bond may be higher or lower than Estimated Current Return or Estimated Long Term Return which are more comparable to return calculations used by other investment products.

REINVESTMENT

     Distributions will be paid in cash unless the investor elects to have distributions reinvested without sales charge in the Municipal Fund Accumulation Program, Inc. The Program is an open-end management investment company whose investment objective is to obtain income exempt from regular federal income taxes by investing in a diversified portfolio of state, municipal and public authority bonds rated A or better or with comparable credit characteristics. Reinvesting compounds earnings free from federal tax. Advertisements and sales literature may illustrate the effects of compounding at different hypothetical interest rates. Investors participating in the Program will be subject to state and local income taxes to the same extent as if the distributions had been received in cash, and most of the income on the Program is subject to state and local income taxes. For more complete information about the Program, including charges and expenses, request the Program's prospectus from the Trustee. Read it carefully before you decide to participate. Written notice of election to participate must be received by the Trustee at least ten days before the Record Day for the first distribution to which the election is to apply.

FUND EXPENSES

     Estimated annual Fund expenses are listed in Part A of the Prospectus; if actual expenses exceed the estimate, the excess will be borne by the Fund. The Trustee's annual fee is payable in monthly installments. The Trustee also benefits when it holds cash for the Fund in non-interest bearing accounts. Possible additional charges include Trustee fees and expenses for maintaining the Fund's registration statement current with Federal and State authorities, extraordinary services, costs of indemnifying the Trustee and the Sponsors, costs of action taken to protect the Fund and other legal fees and expenses, Fund termination expenses and any governmental charges. The Trustee has a lien on Fund assets to secure reimbursement of these amounts and may sell Bonds for this purpose if cash is not available. The Sponsors receive an annual fee currently estimated at $0.35 per $1,000 face amount to reimburse them for the cost of providing Portfolio supervisory services to the Fund. The Sponsors may also be reimbursed for their costs of providing bookkeeping and administrative services to Defined Asset Funds, currently estimated at $0.10 per Unit. While these fees may exceed their costs of providing services to the Fund, the total Sponsor fees from all Series of Municipal Investment Trust Fund will not exceed their costs for these services to all of those Series during any calendar year. The Trustee's, Sponsors' and Evaluator's fees may be adjusted for inflation without investors' approval.

     All or a portion of expenses incurred in establishing certain Funds, as shown in Part A of the Prospectus, including the cost of the initial preparation of documents relating to the Fund, Federal and State registration fees, the initial fees and expenses of the Trustee, legal expenses and any other out-of-pocket expenses will be paid by the Fund and amortized over five years. Advertising and selling expenses will be paid from the Underwriting Account at no charge to the Fund. Sales charges on Defined Asset Funds range from under 1.0% to 5.5%. This may be less than you might pay to buy and hold a comparable managed fund. Defined Asset Funds can be a cost-effective way to purchase and hold investments. Annual operating expenses are generally lower than for managed funds. Because Defined Asset Funds have no management fees, limited transaction costs and no ongoing marketing expenses, operating expenses are generally less than 0.25% a year. When compounded annually, small differences in expense ratios can make a big difference in your investment results. Because our portfolios rarely hold any significant amount of cash, your money is more fully invested.

TAXES

     The following summary describes some of the important income tax consequences of holding Units, assuming that the investor is not a dealer, financial institution or insurance company or other investor with special circumstances. Investors should consult their tax advisers about an investment in the Fund.

     At the date of issue of each Bond, counsel for the issuer delivered an opinion to the effect that interest on the Bond is generally exempt from regular federal income tax. However, interest may be taken into account in determining alternative minimum tax under certain circumstances and may also be subject to state and local taxes. Neither the Sponsors nor Davis Polk & Wardwell has reviewed the issuance of the Bonds, related proceedings or the basis of the opinions of counsel for the issuers. There can be no assurance, therefore, that the issuer (or other users) have complied or will comply with any requirements necessary for a bond to be tax-exempt. If any of the Bonds were determined not to be tax-exempt, investors may be required to pay income tax for current and prior years, and if the Fund were to sell the Bond, it might have to sell it at a substantial discount.

     In the opinion of Davis Polk & Wardwell, special counsel for the Sponsors, under existing law:

GENERAL TREATMENT OF THE FUND

     The Fund will not be taxed as a corporation for federal income tax purposes, and each investor will be considered to own directly a share of each Bond in the Fund.

INCOME OR LOSS UPON DISPOSITION

     Upon a disposition of all or part of an investor's pro rata portion of a Bond (by sale, exchange or redemption of the Bond or his Units), an investor will generally recognize capital gain or loss. However, gain from the disposition will generally be ordinary income to the extent of any accrued 'market discount'. An investor will generally have market discount to the extent that his basis in a bond when he purchases a Unit is less than its stated redemption price at maturity (or, if it is an 'original issue discount' bond, the issue price increased by 'original issue discount' that has accrued to previous holders). Investors should consult their tax advisers in this regard.

     The excess of a non-corporate investor's net long-term capital gains over his net short-term capital losses may be subject to tax at a lower rate than ordinary income. A capital gain or loss is long-term if the investment is held for more than one year and short-term if held for one year or less. Because the deduction of capital losses is subject to limitations, an investor may not be able to deduct all of his capital losses.

INVESTOR'S BASIS IN THE BONDS

     An investor's aggregate basis in the Bonds will be equal to the cost of his Units, including any sales charges and the organizational expenses borne by the investor but excluding any amount paid for accrued interest, and adjusted to reflect any accruals of 'original issue discount', 'acquisition premium' and 'bond premium'. Investors should consult their tax advisers in this regard.

EXPENSES

     A non-corporate investor is not entitled to a deduction for his pro rata share of fees and expenses of the Fund. Also, if an investor borrowed money in order to purchase or carry his Units, he will not be able to deduct the interest on this borrowing. The Internal Revenue Service may treat an investor's purchase of Units as made with borrowed money even if the borrowed money was not directly used to purchase the Units.

STATE AND LOCAL TAXES

     Under the income tax laws of the State and City of New York, the Fund will not be taxed as a corporation. The income recognized by investors that are New York taxpayers will not be tax-exempt in New York except to the extent it is earned on Bonds that are tax-exempt for New York purposes. Depending on where investors live, income from the Fund may be subject to state and local taxation. Investors should consult their tax advisers in this regard.

RECORDS AND REPORTS

     The Trustee keeps a register of the names, addresses and holdings of all investors. The Trustee also keeps records of the transactions of the Fund, including a current list of the Bonds and a copy of the Indenture, and supplemental information on the operations of the Fund and the risks associated with the Bonds held by the Fund, which may be inspected by investors at reasonable times during business hours.

     With each distribution, the Trustee includes a statement of the interest and any other receipts being distributed. Within five days after deposit of Bonds in exchange or substitution for Bonds (or contracts) previously deposited, the Trustee will send a notice to each investor, identifying both the Bonds removed and the replacement bonds deposited. The Trustee sends each investor of record an annual report summarizing transactions in the Fund's accounts and amounts distributed during the year and Bonds held, the number of Units outstanding and the Redemption Price at year end, the interest received by the Fund on the Bonds, the gross proceeds received by the Fund from the disposition of any Bond (resulting from redemption or payment at maturity or sale of any Bond), and the fees and expenses paid by the Fund, among other matters. The Trustee will also furnish annual information returns to each investor and to the Internal Revenue Service. Investors are required to report to the Internal Revenue Service the amount of tax-exempt interest received during the year. Investors may obtain copies of Bond evaluations from the Trustee to enable them to comply with federal and state tax reporting requirements. Fund accounts are audited annually by independent accountants selected by the Sponsors. Audited financial statements are available from the Trustee on request.

TRUST INDENTURE

     The Fund is a 'unit investment trust' created under New York law by a Trust Indenture among the Sponsors, the Trustee and the Evaluator. This Prospectus summarizes various provisions of the Indenture, but each statement is qualified in its entirety by reference to the Indenture.

     The Indenture may be amended by the Sponsors and the Trustee without consent by investors to cure ambiguities or to correct or supplement any defective or inconsistent provision, to make any amendment required by the SEC or other governmental agency or to make any other change not materially adverse to the interest of investors (as determined in good faith by the Sponsors). The Indenture may also generally be amended upon consent of investors holding 51% of the Units. No amendment may reduce the interest of any investor in the Fund without the investor's consent or reduce the percentage of Units required to consent to any amendment without unanimous consent of investors. Investors will be notified on the substance of any amendment.

     The Trustee may resign upon notice to the Sponsors. It may be removed by investors holding 51% of the Units at any time or by the Sponsors without the consent of investors if it becomes incapable of acting or bankrupt, its affairs are taken over by public authorities, or if under certain conditions the Sponsors determine in good faith that its replacement is in the best interest of the investors. The Evaluator may resign or be removed by the Sponsors and the Trustee without the investors' consent. The resignation or removal of either becomes effective upon acceptance of appointment by a successor; in this case, the Sponsors will use their best efforts to appoint a successor promptly; however, if upon resignation no successor has accepted appointment within 30 days after notification, the resigning Trustee or Evaluator may apply to a court of competent jurisdiction to appoint a successor.

     Any Sponsor may resign so long as one Sponsor with a net worth of $2,000,000 remains and is agreeable to the resignation. A new Sponsor may be appointed by the remaining Sponsors and the Trustee to assume the duties of the resigning Sponsor. If there is only one Sponsor and it fails to perform its duties or becomes incapable of acting or bankrupt or its affairs are taken over by public authorities, the Trustee may appoint a successor Sponsor at reasonable rates of compensation, terminate the Indenture and liquidate the Fund or continue to act as Trustee without a Sponsor. Merrill Lynch, Pierce, Fenner & Smith Incorporated has been appointed as Agent for the Sponsors by the other Sponsors.

     The Sponsors, the Trustee and the Evaluator are not liable to investors or any other party for any act or omission in the conduct of their responsibilities absent bad faith, willful misfeasance, negligence (gross negligence in the case of a Sponsor or the Evaluator) or reckless disregard of duty. The Indenture contains customary provisions limiting the liability of the Trustee.

MISCELLANEOUS

LEGAL OPINION

     The legality of the Units has been passed upon by Davis Polk & Wardwell, 450 Lexington Avenue, New York, New York 10017, as special counsel for the Sponsors.

AUDITORS

     The Statement of Condition in the Prospectus was audited by Deloitte & Touche LLP, independent accountants, as stated in their opinion. It is included in reliance upon that opinion given on the authority of that firm as experts in accounting and auditing.

TRUSTEE

     The Trustee and its address are stated on the back cover of the Prospectus. The Trustee is subject to supervision by the Federal Deposit Insurance Corporation, the Board of Governors of the Federal Reserve System and New York State banking authorities.

SPONSORS

     The Sponsors are listed on the back cover of the Prospectus. They may include Merrill Lynch, Pierce, Fenner & Smith Incorporated, a wholly-owned subsidiary of Merrill Lynch Co. Inc.; Smith Barney Inc., an indirect wholly-owned subsidiary of The Travelers Inc.; Prudential Securities Incorporated, an indirect wholly-owned subsidiary of the Prudential Insurance Company of America; Dean Witter Reynolds, Inc., a principal operating subsidiary of Dean Witter Discover & Co. and PaineWebber Incorporated, a wholly-owned subsidiary of PaineWebber Group Inc. Each Sponsor, or one of its predecessor corporations, has acted as Sponsor of a number of series of unit investment trusts. Each Sponsor has acted as principal underwriter and managing underwriter of other investment companies. The Sponsors, in addition to participating as members of various selling groups or as agents of other investment companies, execute orders on behalf of investment companies for the purchase and sale of securities of these companies and sell securities to these companies in their capacities as brokers or dealers in securities.

CODE OF ETHICS

     The Agent for the Sponsors has adopted a code of ethics requiring preclearance and reporting of personal securities transactions by its personnel who have access to information on Defined Asset Funds portfolio transactions. The code is intended to prevent any act, practice or course of conduct which would operate as a fraud or deceit on any Fund and to provide guidance to these persons regarding standards of conduct consistent with the Agent's responsibilities to the Funds.

PUBLIC DISTRIBUTION

     In the initial offering period Units will be distributed to the public through the Underwriting Account and dealers who are members of the National Association of Securities Dealers, Inc. The initial offering period is 30 days or less if all Units are sold. If some Units initially offered have not been sold, the Sponsors may extend the initial offering period for up to four additional successive 30-day periods.

     The Sponsors intend to qualify Units for sale in all states in which qualification is deemed necessary through the Underwriting Account and by dealers who are members of the National Association of Securities Dealers, Inc.; however, Units of a State trust will be offered for sale only in the State for which the trust is named, except that Units of a New Jersey trust will also be offered in Connecticut, Units of a Florida trust will also be offered in New York and Units of a New York trust will also be offered in Connecticut, Florida and Puerto Rico. The Sponsors do not intend to qualify Units for sale in any foreign countries and this Prospectus does not constitute an offer to sell Units in any country where Units cannot lawfully be sold. Sales to dealers and to introducing dealers, if any, will initially be made at prices which represent a concession from the Public Offering Price, but the Agent for the Sponsors reserves the right to change the rate of any concession from time to time. Any dealer or introducing dealer may reallow a concession up to the concession to dealers.

UNDERWRITERS' AND SPONSORS' PROFITS

     Upon sale of the Units, the Underwriters will be entitled to receive sales charges. The Sponsors also realize a profit or loss on deposit of the Bonds equal to the difference between the cost of the Bonds to the Fund (based on the offer side evaluation on the initial date of deposit) and the Sponsors' cost of the Bonds. In addition, a Sponsor or Underwriter may realize profits or sustain losses on Bonds it deposits in the Fund which were acquired from underwriting syndicates of which it was a member. During the initial offering period, the Underwriting Account also may realize profits or sustain losses as a result of fluctuations after the initial date of deposit in the Public Offering Price of the Units. In maintaining a secondary market for Units, the Sponsors will also realize profits or sustain losses in the amount of any difference between the prices at which they buy Units and the prices at which they resell these Units (which include the sales charge) or the prices at which they redeem the Units. Cash, if any, made available by buyers of Units to the Sponsors prior to a settlement date for the purchase of Units may be used in the Sponsors' businesses to the extent permitted by Rule 15c3-3 under the Securities Exchange Act of 1934 and may be of benefit to the Sponsors.

FUND PERFORMANCE

     Information on the performance of this Fund for various periods, on the basis of changes in Unit price plus the amount of income and principal distributions reinvested, may be included from time to time in advertisements, sales literature, reports and other information furnished to current or prospective investors. Total return figures are not averaged, and may not reflect deduction of the sales charge, which would decrease the return. Average annualized return figures reflect deduction of the maximum sales charge. No provision is made for any income taxes payable.

      Fund performance may be compared to performance on the same basis (with distributions reinvested) of Moody's Municipal Bond Averages or performance data from publications such as Lipper Analytical Services, Inc., Morningstar Publications, Inc., Money Magazine, The New York Times, U.S. News and World Report, Barron's Business Week, CDA Investment Technology, Inc., Forbes Magazine or Fortune Magazine. Average annual compounded rates of return of selected asset classes over various periods of time may also be compared to the rate of inflation over the same periods.

DEFINED ASSET FUNDS

     Municipal Investment Trust Funds have provided investors with tax-free income and balance for their portfolios for more than 30 years. As tax reforms over the years have eliminated many of the ways to reduce individual taxes, municipal bonds have remained a significant source of tax-free income. For decades informed investors have purchased unit investment trusts for dependability and professional selection of investments. Defined Asset Funds' philosophy is to allow investors to 'buy with knowledge' (because, unlike managed funds, the portfolio of municipal bonds and the return are relatively fixed) and 'hold with confidence' (because the portfolio is professionally selected and regularly reviewed). Defined Asset Funds offers an array of simple and convenient investment choices, suited to fit a wide variety of personal financial goals--a buy and hold strategy for capital accumulation, such as for children's education or retirement, or attractive, regular current income consistent with the preservation of principal. Tax-exempt income can help investors keep more today for a more secure financial future. It can also be important in planning because tax brackets may increase with higher earnings or changes in tax laws. Defined equity funds offer growth potential and some protection against inflation. Unit investment trusts are particularly suited for the many investors who prefer to seek long-term income by purchasing sound investments and holding them, rather than through active trading. Few individuals have the knowledge, resources or capital to buy and hold a diversified portfolio on their own; it would generally take a considerable sum of money to obtain the breadth and diversity that Defined Asset Funds offer. One's investment objectives may call for a combination of Defined Asset Funds.

     Defined Asset Funds reflect a buy and hold strategy that the Sponsors believe can be more effective and cost-effective than active management. This strategy is premised on selection criteria and procedures, diversification and regular monitoring by investment professionals. Various advertisements and sales literature may summarize the results of economic studies concerning how stock market movement has tended to be concentrated and how longer-term investments can tend to reduce risk.

     One of the most important investment decisions you face may be how to allocate your investments among asset classes. Diversification among different kinds of investments can balance the risks and rewards of each one.

Most investment experts recommend stocks for long-term capital growth. Long-term corporate bonds offer relatively high rates of interest income.

EXCHANGE OPTION

     You may exchange Units of the Fund for units of certain other Defined Asset Funds subject only to a reduced sales charge.

     Upon the deduction of the final Deferred Sales Charge installment for the Fund, you may exchange your units of any Municipal Investment Trust Fund Intermediate Term Series with a regular maximum sales charge of at least 3.25%, of any other Defined Asset Fund with a regular maximum sales charge of at least 3.50%, or of any unaffiliated unit trust with a regular maximum sales charge of at least 3.0%, for Units of this Fund at their relative net asset values, subject only to a reduced sales charge or to any remaining deferred sales charge on the units being exchanged, as applicable.

     To make an exchange, you should contact your financial professional to find out what suitable Exchange Funds are available and to obtain a prospectus. You may acquire units of only those Exchange Funds in which the Sponsors are maintaining a secondary market and which are lawfully for sale in the state where you reside. An exchange is a taxable event normally requiring recognition of any gain or loss on the units exchanged. However, the Internal Revenue Service may seek to disallow a loss if the portfolio of the units acquired is not materially different from the portfolio of the units exchanged; you should consult your own tax advisor. If the proceeds of units exchanged are insufficient to acquire a whole number of Exchange Fund units, you may pay the difference in cash (not exceeding the price of a single unit acquired).

     As the Sponsors are not obligated to maintain a secondary market in any series, there can be no assurance that units of a desired series will be available for exchange. The Exchange Option may be amended or terminated at any time without notice.

                                   APPENDIX A

DESCRIPTION OF RATINGS (AS DESCRIBED BY THE RATING COMPANIES THEMSELVES)

STANDARD & POOR'S RATINGS GROUP, A DIVISION OF MCGRAW-HILL, INC.

     AAA--Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

     AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

     A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

     BB, B, CCC, CC--Debt rated BB, B, CCC and CC is regarded, on balance, as predominately speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

     The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

     A provisional rating, indicated by 'p' following a rating, assumes the successful completion of the project being financed by the issuance of the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion.

     * Continuance of the rating is contingent upon S&P's receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.

     NR--Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.

MOODY'S INVESTORS SERVICE, INC.

     Aaa--Bonds which are rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as 'gilt edge'. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa--Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba--Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Rating symbols may include numerical modifiers 1, 2 or 3. The numerical modifier 1 indicates that the security ranks at the high end, 2 in the mid-range, and 3 nearer the low end, of the generic category. These modifiers of rating symbols give investors a more precise indication of relative debt quality in each of the historically defined categories.

     Conditional ratings, indicated by 'Con.', are sometimes given when the security for the bond depends upon the completion of some act or the fulfillment of some condition. Such bonds are given a conditional rating that denotes their probable credit stature upon completion of that act or fulfillment of that condition.

     NR--Should no rating be assigned, the reason may be one of the following:
(a) an application for rating was not received or accepted; (b) the issue or issuer belongs to a group of securities that are not rated as a matter of policy; (c) there is a lack of essential data pertaining to the issue or issuer or (d) the issue was privately placed, in which case the rating is not published in Moody's publications.

FITCH INVESTORS SERVICE, INC.

     AAA--These bonds are considered to be investment grade and of the highest quality. The obligor has an extraordinary ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

     AA--These bonds are considered to be investment grade and of high quality. The obligor's ability to pay interest and repay principal, while very strong, is somewhat less than for AAA rated securities or more subject to possible change over the term of the issue.

     A--These bonds are considered to be investment grade and of good quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

     BBB--These bonds are considered to be investment grade and of satisfactory quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however are more likely to weaken this ability than bonds with higher ratings.

     A '+' or a '-' sign after a rating symbol indicates relative standing in its rating.

DUFF & PHELPS CREDIT RATING CO.

     AAA--Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

     AA--High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic condtions.

     A--Protection factors are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

     A '+' or a '-' sign after a rating symbol indicates relative standing in its rating.

                                   APPENDIX B
                        MUNICIPAL INVESTMENT TRUST FUND
                     SECONDARY MARKET SALES CHARGE SCHEDULE


                   ACTUAL SALES CHARGE AS     DEALER CONCESSION AS
                   PERCENT OF EFFECTIVE       PERCENT OF EFFECTIVE
 NUMBER OF UNITS        SALES CHARGE               SALES CHARGE
-----------------  -------------------------  -------------------------
1-249                            100%                     65.00%
250-499                           80                      52.00
500-749                           60                      39.00
750-999                           45                      29.25
1,000 or more                     35                      22.75


                             EFFECTIVE SALES CHARGE


                                     AS PERCENT       AS PERCENT
             TIME TO                OF BID SIDE        OF PUBLIC
             MATURITY                EVALUATION    OFFERING PRICE
----------------------------------  -------------  -----------------
Less than six months                          0%               0%
Six months to less than 1 year            0.503             0.50
1 year to less than 2 years               1.010             1.00
2 years to less than 3 years              1.523             1.50
3 years to less than 4 years              2.302             2.25
4 years to less than 5 years              2.828             2.75
5 years to less than 6 years              3.093             3.00
6 years to less than 7 years              3.359             3.25
7 years to less than 8 years              3.627             3.50
8 years to less than 9 years              4.167             4.00
9 years to less than 12 years             4.439             4.25
12 years to less than 15 years            4.712             4.50
15 years or more                          5.820             5.50


     For this purpose, a Bond will be considered to mature on its stated maturity date unless: it has been called for redemption; (although not called) its yield to maturity is more than 40 basis points higher than its yield to any call date; funds or securities have been placed in escrow to redeem it on an earlier date; or the Bond is subject to a mandatory tender. In each of these cases the earlier date will be considered the maturity date.

     For Funds with a deferred sales charge, Units purchased after the deduction of the final deferred sales charge installment will be subject only to an up-front sales charge based on the maturities of the bonds in the Portfolio, as set forth above. The dealer concession for these funds with a deferred sales charge will be 65% of the Effective Sales Charge after all deferred charges have been deducted. Until that time, the dealer concession will be 65% of the difference between the offer price and the remaining deferred sales charge to be collected.

                      DEFINED ASSET FUNDS MUNICIPAL SERIES
                        MUNICIPAL INVESTMENT TRUST FUND
                                   APPENDIX C
        SALES CHARGE SCHEDULES FOR DEFINED ASSET FUNDS, MUNICIPAL SERIES

     DEFERRED AND UP-FRONT SALES CHARGES. Units purchased in the second through fifth year of the Fund will be subject to an up-front sales charge as well as periodic deferred and contingent deferred sales charges. Units purchased thereafter will be subject only to an up-front sales charge. During the first five years of the Fund, a fixed periodic deferred sales charge of $2.75 per Unit is payable on 20 quarterly payment dates occurring on the 10th day of February, May, August and November, commencing no earlier than 45 days after the initial date of deposit. Investors purchasing Units on the initial date of deposit and holding for at least five years, for example, would incur total periodic deferred sales charges of $55.00 per Unit. Because of the time value of money, however, as of the initial date of deposit this periodic deferred sales charge obligation would, at current interest rates, equate to an up-front sales charge of approximately 4.75%.

     As the periodic deferred sales charge is a fixed dollar amount irrespective of the Public Offering Price, it will represent a varying percentage of the Public Offering Price. An up-front sales charge will be imposed on all unit purchases after the first year of the Fund, but in no event earlier than the business day following the fourth quarterly payment date.

     The following table illustrates the combined maximum up-front and periodic deferred sales charges that would be incurred by an investor who purchases Units at the beginning of each of the first five years of the Fund (based on a constant Unit price) and holds them through the fifth year of the Fund:


                                                                                                           TOTAL
                                                     UP-FRONT SALES CHARGE            MAXIMUM      UP-FRONT AND PERIODIC
                                                                                        AMOUNT      DEFERRED SALES
                                                                                  DEFERRED PER             CHARGES
                                                                                  $1,000 INVESTED  PER $1,000 INVESTED
                     -----------------------------------------------------------  ---------------  ---------------------
  YEAR OF UNIT       AS PERCENT OF PUBLIC   AS PERCENT OF NET      AMOUNT PER
      PURCHASE        OFFERING PRICE        AMOUNT INVESTED      $1,000 INVESTED
-------------------  ---------------------  -------------------  ---------------
             1                  None                  None               None        $   55.00           $   55.00
             2                  1.10%                 1.11%         $   11.00            44.00               55.00
             3                  2.20                  2.25              22.00            33.00               55.00
             4                  3.30                  3.41              33.00            22.00               55.00
             5                  4.40                  4.60              44.00            11.00               55.00


     To the extent that the initial up-front sales charge does not commence until the business day following the fourth quarterly payment date (as provided above), the annual increase in the up-front sales charge will be similarly delayed.

     CONTINGENT DEFERRED SALES CHARGE. Units redeemed or repurchased within 4 years after the Fund's initial date of deposit will not only incur the periodic deferred sales charge until the quarter of redemption or repurchase but will also be subject to a contingent deferred sales charge:


  YEAR SINCE FUND'S
   INITIAL DATE OF     CONTINGENT DEFERRED
       DEPOSIT         SALES CHARGE PER UNIT
---------------------  ---------------------
          1                  $   25.00
          2                      15.00
          3                      10.00
          4                       5.00
  5 and thereafter                None

     The contingent deferred sales charge is waived on any redemption or repurchase of Units after the death (including the death of a single joint tenant with rights of survivorship) or disability (as defined in the Internal Revenue Code) of an investor, provided the redemption or repurchase is requested within one year of the death or initial determination of disability. The Sponsors may require receipt of satisfactory proof of disability before releasing the portion of the proceeds representing the amount of the contingent deferred sales charge waived.

     To assist investors in understanding the total costs of purchasing units during the first four years of the Fund and disposing of those units by the fifth year, the following tables set forth the maximum combined up-front, periodic and contingent deferred sales charges that would be incurred (assuming a constant Unit price) by an investor:
                    UNITS PURCHASED ON INITIAL OFFERING DATE


  YEAR OF UNIT                              DEFERRED SALES     CONTINGENT DEFERRED
   DISPOSITION       UP-FRONT SALES CHARGE         CHARGE        SALES CHARGE       TOTAL SALES CHARGES
-------------------  ---------------------  -----------------  -------------------  -------------------
             1                  None            $   11.00           $   25.00            $   36.00
             2                  None                22.00               15.00                37.00
             3                  None                33.00               10.00                43.00
             4                  None                44.00                5.00                49.00
             5                  None                55.00                0.00                55.00


                  UNITS PURCHASED ON FIRST ANNIVERSARY OF FUND


  YEAR OF UNIT                              DEFERRED SALES     CONTINGENT DEFERRED
   DISPOSITION       UP-FRONT SALES CHARGE         CHARGE        SALES CHARGE       TOTAL SALES CHARGES
-------------------  ---------------------  -----------------  -------------------  -------------------
             2             $   11.00            $   11.00           $   15.00            $   37.00
             3                 11.00                22.00               10.00                43.00
             4                 11.00                33.00                5.00                49.00
             5                 11.00                44.00                0.00                55.00


                 UNITS PURCHASED ON SECOND ANNIVERSARY OF FUND


  YEAR OF UNIT                              DEFERRED SALES     CONTINGENT DEFERRED
   DISPOSITION       UP-FRONT SALES CHARGE         CHARGE        SALES CHARGE       TOTAL SALES CHARGES
-------------------  ---------------------  -----------------  -------------------  -------------------
             3             $   22.00            $   11.00           $   10.00            $   43.00
             4                 22.00                22.00                5.00                49.00
             5                 22.00                33.00                0.00                55.00


                  UNITS PURCHASED ON THIRD ANNIVERSARY OF FUND


  YEAR OF UNIT                              DEFERRED SALES     CONTINGENT DEFERRED
   DISPOSITION       UP-FRONT SALES CHARGE         CHARGE        SALES CHARGE       TOTAL SALES CHARGES
-------------------  ---------------------  -----------------  -------------------  -------------------
             4             $   33.00            $   11.00           $    5.00            $   49.00
             5                 33.00                22.00                0.00                55.00


                 UNITS PURCHASED ON FOURTH ANNIVERSARY OF FUND


  YEAR OF UNIT                              DEFERRED SALES     CONTINGENT DEFERRED
   DISPOSITION       UP-FRONT SALES CHARGE         CHARGE        SALES CHARGE       TOTAL SALES CHARGES
-------------------  ---------------------  -----------------  -------------------  -------------------
             5             $   44.00            $   11.00           $    0.00            $   55.00

SUPPLEMENTAL INFORMATION

     Upon writing or calling the Trustee shown on the back cover of Part A of this Prospectus, investors will receive at no cost to the investor supplemental information about the Fund, which has been filed with the SEC. The supplemental information includes more detailed risk factor disclosure about the types of Bonds that may be part of the Fund's Portfolio, general risk disclosure concerning any letters of credit or insurance securing certain Bonds, and general information about the structure and operation of the Fund.

PROSPECTUS FORMAT

     This prospectus consists of a Part A and this Part B. The Prospectus does not contain all of the information with respect to the investment company set forth in its registration statement and exhibits relating thereto which have been filed with the Securities and Exchange Commission, Washington, D.C. under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made. Copies of filed material can be obtained from the Public Reference Section of the Commission, 450 Fifth Street, N.W., Washington, D.C. 20549 at prescribed rates. The Commission also maintains a Web site that contains information statements and other information regarding registrants such as Defined Asset Funds that file electronically with the Commission at http://www.sec.gov.

     No person is authorized to give any information or to make any representations with respect to this investment company not contained in the registration statement and related exhibits; and any information or representation not contained therein must not be relied upon as having been authorized. The Prospectus does not constitute an offer to sell, or a solicitation of any offer to buy, securities in any state to any person to whom it is not lawful to make such offer in such state.

                                                                 15900-5/97

                                                  DEFINED
                             ASSET FUNDSSM


SPONSORS:                               MUNICIPAL INVESTMENT
Merrill Lynch,                          TRUST FUND
Pierce, Fenner & Smith Incorporated     Multistate Series--208
Defined Asset Funds                     (Unit Investment Trusts)
P.O. Box 9051                           PROSPECTUS PART A
Princeton, NJ 08543-9051                This Prospectus consists of a Part A and
(609) 282-8500                          a Part B. This Prospectus does not
Smith Barney Inc.                       contain all of the information with
Unit Trust Department                   respect to the investment company set
388 Greenwich Street--23rd Floor        forth in its registration statement and
New York, NY 10013                      exhibits relating thereto which have
(212) 816-4000                          been filed with the Securities and
PaineWebber Incorporated                Exchange Commission, Washington, D.C.
1200 Harbor Boulevard                   under the Securities Act of 1933 and the
Weehawken, NJ 07087                     Investment Company Act of 1940, and to
(201) 902-3000                          which reference is hereby made. Copies
Prudential Securities Incorporated      of filed material can be obtained from
One New York Plaza                      the Public Reference Section of the
New York, NY 10292                      Commission, 450 Fifth Street, N.W.,
(212) 778-6164                          Washington, D.C. 20549 at prescribed
Dean Witter Reynolds Inc.               rates. The Commission also maintains a
Two World Trade Center--59th Floor      Web site that contains information
New York, NY 10048                      statements and other information
(212) 392-2222                          regarding registrants such as Defined
EVALUATOR:                              Asset Funds that file electronically
Kenny S&P Evaluation Services,          with the Commission at
a division of J. J. Kenny Co., Inc.     http://www.sec.gov.
65 Broadway                             No person is authorized to give any
New York, NY 10006                      information or to make any
TRUSTEE:                                representations with respect to this
The Chase Manhattan Bank                investment company not contained in its
Customer Service Retail Department      registration statement and exhibits
Bowling Green Station                   relating thereto; and any information or
P.O. Box 5187                           representation not contained therein
New York, NY 10274-5187                 must not be relied upon as having been
1-800-323-1508                          authorized. This Prospectus does not
                                        constitute an offer to sell, or a
                                        solicitation of an offer to buy,
                                        securities in any state to any person to whom it is not lawful to make such offer in such state.
                                        15327--8/97